Lincoln Benefit Life
Variable Annuity
Account

Financial Statements as of December 31, 2021 and for
the years ended December 31, 2021 and 2020 and
Report of Independent Registered Public Accounting
Firm

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lincoln Benefit Life Company and Contract
Owners of Lincoln Benefit Life Variable Annuity Account

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise Lincoln Benefit Life Variable Annuity Account (the Separate Account), as of December 31, 2021, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 2020.

Chicago, IL
March 31, 2022

Appendix

Appendix

Subaccounts comprising Lincoln Benefit Life Variable Annuity Account

Subaccounts	Statement of operations	Statements of changes in net assets
Alger Capital Appreciation Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Capital Appreciation Class S	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Growth & Income Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Large Cap Growth Class S	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Mid Cap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Mid Cap Growth Class S	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Alger Small Cap Growth Class I-2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Bond VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Core Equity VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS CROCI® International VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Equity 500 Index VIP Class B	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Global Income Builder VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Global Small Cap VIP Class A	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
DWS Small Cap Index VIP Class B	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Federated Hermes High Income Bond Fund II Primary Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Federated Hermes Managed Volatility Fund II Primary Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Asset Manager Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Asset Manager Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Contrafund Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Contrafund Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Equity-Income Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Equity-Income Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Government Money Market Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Government Money Market Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Growth Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Fidelity VIP Growth Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Index 500 Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Index 500 Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Investment Grade Bond Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Overseas Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Fidelity VIP Overseas Service Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT International Equity Insights Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Mid Cap Value Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco Oppenheimer V.I. International Growth Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Franchise Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. American Value Series II	For the period from April 30, 2021 (commencement of operations) through December 31, 2021
Invesco V.I. Core Equity Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Discovery Mid Cap Growth Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Government Securities Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Growth and Income Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. High Yield Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Mid Cap Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Main Street Small Cap Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities Series I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Invesco V.I. Value Opportunities Series II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Balanced Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Balanced Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Enterprise Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Flexible Bond Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Forty Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
Janus Henderson VIT Forty Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Global Research Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Global Research Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Mid Cap Value Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Overseas Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Research Institutional Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
JPMorgan IT Small Cap Core Class 1	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lazard Retirement Series Emerging Market Equity Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Lazard Retirement Series International Equity Service Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Growth Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT High Yield Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Investors Trust Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Investors Trust Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Massachusetts Investors Growth Stock Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT New Discovery Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT New Discovery Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Research Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Total Return Initial Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Total Return Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Utilities Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
MFS VIT Value Service Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Discovery Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Growth Class I	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF Growth Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Morgan Stanley VIF U.S. Real Estate Class II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return Institutional Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

Appendix (Cont.)

Subaccounts	Statement of operations	Statements of changes in net assets
PIMCO VIT Total Return Institutional Class	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT High Yield Class IB	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Putnam VT International Value Class IB	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Rydex VT Guggenheim Long Short Equity	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Rydex VT NASDAQ-100®	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price All-Cap Opportunities	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price Blue Chip Growth II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price Equity Income	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price Equity Income II	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price International Stock	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
T. Rowe Price Mid-Cap Growth	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
VanEck VIP Emerging Markets Initial Class Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
VanEck VIP Global Resources Initial Class Shares	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Allspring VT Discovery Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021
Allspring VT Opportunity Class 2	For the year ended December 31, 2021	For each of the two years in the period ended December 31, 2021

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
ASSETS
Investments, at fair value	$11,019,794	$3,028,849	$4,930,519	$6,154,672	$3,895,622
Total assets	$11,019,794	$3,028,849	$4,930,519	$6,154,672	$3,895,622
NET ASSETS
Accumulation units	$10,945,767	$3,028,849	$4,895,401	$6,061,479	$3,893,541
Contracts in payout (annuitization) period	74,027	—	35,118	93,193	2,081
Total net assets	$11,019,794	$3,028,849	$4,930,519	$6,154,672	$3,895,622
FUND SHARE INFORMATION
Number of shares	116,822	35,567	166,966	75,909	51,400
Cost of investments	$8,632,894	$2,585,699	$2,642,274	$4,897,841	$3,237,442
UNIT VALUE (1)
Lowest	$41.99	$59.63	$25.94	$31.04	$38.99
Highest	$112.69	$76.25	$52.20	$62.65	$63.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$51,849	$—	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(151,186)	(44,457)	(63,142)	(84,721)	(59,060)
Administrative expense	(12,096)	(3,077)	(4,808)	(6,723)	(4,218)
Net investment income (loss)	(163,282)	(47,534)	(16,101)	(91,444)	(63,278)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,930,820	455,801	589,964	731,343	2,760,852
Cost of investments sold	1,234,878	302,092	312,048	433,592	1,820,251
Realized gains (losses) on fund shares	695,942	153,709	277,916	297,751	940,601
Realized gain distributions	2,283,700	679,327	332,270	1,372,196	921,315
Net realized gains (losses)	2,979,642	833,036	610,186	1,669,947	1,861,916
Change in unrealized gains (losses)	(1,076,336)	(303,488)	585,303	(972,557)	(1,309,575)
Net realized and change in unrealized gains
(losses) on investments	1,903,306	529,548	1,195,489	697,390	552,341
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,740,024	$482,014	$1,179,388	$605,946	$489,063

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A*	Class A
ASSETS
Investments, at fair value	$9,306,552	$3,666,264	$4,747,188	$—	$1,155,608
Total assets	$9,306,552	$3,666,264	$4,747,188	$—	$1,155,608
NET ASSETS
Accumulation units	$9,195,390	$3,666,264	$4,674,350	$—	$1,151,947
Contracts in payout (annuitization) period	111,162	—	72,838	—	3,661
Total net assets	$9,306,552	$3,666,264	$4,747,188	$—	$1,155,608
FUND SHARE INFORMATION
Number of shares	419,592	194,703	170,272	—	79,587
Cost of investments	$8,667,173	$3,595,045	$4,522,726	$—	$884,600
UNIT VALUE (1)
Lowest	$35.64	$31.18	$27.32	$—	$32.32
Highest	$69.97	$39.87	$48.96	$—	$40.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A*	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$35,332	$8,382
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(143,101)	(59,726)	(78,309)	(19,324)	(16,307)
Administrative expense	(10,940)	(4,042)	(6,204)	(1,461)	(1,099)
Net investment income (loss)	(154,041)	(63,768)	(84,513)	14,547	(9,024)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,569,470	717,541	1,083,040	1,862,102	218,556
Cost of investments sold	888,307	413,447	615,061	1,918,775	180,809
Realized gains (losses) on fund shares	681,163	304,094	467,979	(56,673)	37,747
Realized gain distributions	3,291,228	1,422,601	1,566,239	—	48,614
Net realized gains (losses)	3,972,391	1,726,695	2,034,218	(56,673)	86,361
Change in unrealized gains (losses)	(3,489,684)	(1,537,104)	(2,307,432)	16,889	153,541
Net realized and change in unrealized gains
(losses) on investments	482,707	189,591	(273,214)	(39,784)	239,902
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$328,666	$125,823	$(357,727)	$(25,237)	$230,878
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
ASSETS
Investments, at fair value	$520,043	$1,483,851	$2,512,641	$2,137,903	$211,969
Total assets	$520,043	$1,483,851	$2,512,641	$2,137,903	$211,969
NET ASSETS
Accumulation units	$504,727	$1,466,782	$2,472,930	$2,110,711	$203,690
Contracts in payout (annuitization) period	15,316	17,069	39,711	27,192	8,279
Total net assets	$520,043	$1,483,851	$2,512,641	$2,137,903	$211,969
FUND SHARE INFORMATION
Number of shares	67,363	49,134	93,825	156,853	11,378
Cost of investments	$553,044	$894,558	$2,137,644	$1,976,927	$160,729
UNIT VALUE (1)
Lowest	$8.54	$45.58	$20.14	$22.34	$43.02
Highest	$13.49	$53.04	$22.07	$45.39	$50.06

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
NET INVESTMENT INCOME (LOSS)
Dividends	$15,213	$14,340	$58,614	$7,459	$1,329
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(8,855)	(19,926)	(34,174)	(30,500)	(3,436)
Administrative expense	(600)	(1,368)	(2,925)	(2,101)	(233)
Net investment income (loss)	5,758	(6,954)	21,515	(25,142)	(2,340)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	161,686	106,092	267,981	340,787	30,642
Cost of investments sold	171,448	67,763	233,875	323,154	23,469
Realized gains (losses) on fund shares	(9,762)	38,329	34,106	17,633	7,173
Realized gain distributions	—	56,947	35,450	—	13,868
Net realized gains (losses)	(9,762)	95,276	69,556	17,633	21,041
Change in unrealized gains (losses)	45,458	225,858	129,662	265,414	7,356
Net realized and change in unrealized gains
(losses) on investments	35,696	321,134	199,218	283,047	28,397
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$41,454	$314,180	$220,733	$257,905	$26,057
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II	Primary Shares	Primary Shares	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$3,968,413	$4,148,843	$1,475,505	$3,982,940	$1,563,377
Total assets	$3,968,413	$4,148,843	$1,475,505	$3,982,940	$1,563,377
NET ASSETS
Accumulation units	$3,874,304	$4,107,479	$1,455,815	$3,940,303	$1,563,377
Contracts in payout (annuitization) period	94,109	41,364	19,690	42,637	—
Total net assets	$3,968,413	$4,148,843	$1,475,505	$3,982,940	$1,563,377
FUND SHARE INFORMATION
Number of shares	370,533	649,271	114,380	217,291	87,781
Cost of investments	$4,097,056	$4,160,169	$1,140,415	$3,348,661	$1,282,442
UNIT VALUE (1)
Lowest	$14.93	$25.79	$18.58	$21.68	$18.40
Highest	$20.72	$40.16	$35.76	$40.83	$23.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II	Primary Shares	Primary Shares	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$83,725	$214,383	$26,817	$63,328	$21,625
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(56,834)	(60,275)	(19,175)	(49,597)	(24,057)
Administrative expense	(4,519)	(4,863)	(1,712)	(4,691)	(1,617)
Net investment income (loss)	22,372	149,245	5,930	9,040	(4,049)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	507,992	1,260,181	346,219	303,312	296,683
Cost of investments sold	515,415	1,269,582	288,526	253,575	245,578
Realized gains (losses) on fund shares	(7,423)	(9,401)	57,693	49,737	51,105
Realized gain distributions	—	—	—	21,697	8,781
Net realized gains (losses)	(7,423)	(9,401)	57,693	71,434	59,886
Change in unrealized gains (losses)	(162,744)	4,269	164,411	215,993	67,906
Net realized and change in unrealized gains
(losses) on investments	(170,167)	(5,132)	222,104	287,427	127,792
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(147,795)	$144,113	$228,034	$296,467	$123,743
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class*
ASSETS
Investments, at fair value	$34,217,230	$10,704,797	$12,998,642	$6,165,809	$15,187,844
Total assets	$34,217,230	$10,704,797	$12,998,642	$6,165,809	$15,187,844
NET ASSETS
Accumulation units	$33,777,326	$10,656,285	$12,764,734	$6,146,959	$14,794,661
Contracts in payout (annuitization) period	439,904	48,512	233,908	18,850	393,183
Total net assets	$34,217,230	$10,704,797	$12,998,642	$6,165,809	$15,187,844
FUND SHARE INFORMATION
Number of shares	629,572	203,862	497,080	243,997	15,187,844
Cost of investments	$20,149,636	$6,533,015	$11,034,797	$5,271,244	$15,187,844
UNIT VALUE (1)
Lowest	$48.40	$43.24	$31.70	$23.56	$9.07
Highest	$110.76	$55.30	$75.16	$30.80	$13.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class*
NET INVESTMENT INCOME (LOSS)
Dividends	$20,642	$2,886	$236,035	$99,680	$1,475
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(443,394)	(146,415)	(166,880)	(91,586)	(210,746)
Administrative expense	(36,406)	(10,182)	(16,249)	(6,139)	(15,289)
Net investment income (loss)	(459,158)	(153,711)	52,906	1,955	(224,560)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,892,259	1,728,781	1,894,764	1,213,037	5,335,620
Cost of investments sold	2,835,669	1,049,694	1,576,466	1,002,190	5,335,620
Realized gains (losses) on fund shares	2,056,590	679,087	318,298	210,847	—
Realized gain distributions	4,010,810	1,282,202	1,386,757	686,893	—
Net realized gains (losses)	6,067,400	1,961,289	1,705,055	897,740	—
Change in unrealized gains (losses)	1,820,027	504,406	839,051	350,054	—
Net realized and change in unrealized gains
(losses) on investments	7,887,427	2,465,695	2,544,106	1,247,794	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$7,428,269	$2,311,984	$2,597,012	$1,249,749	$(224,560)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$7,073,147	$22,626,009	$6,391,211	$26,870,345	$12,641,324
Total assets	$7,073,147	$22,626,009	$6,391,211	$26,870,345	$12,641,324
NET ASSETS
Accumulation units	$7,070,115	$22,486,137	$6,383,538	$26,451,951	$12,632,199
Contracts in payout (annuitization) period	3,032	139,872	7,673	418,394	9,125
Total net assets	$7,073,147	$22,626,009	$6,391,211	$26,870,345	$12,641,324
FUND SHARE INFORMATION
Number of shares	7,073,147	220,892	64,285	57,382	27,365
Cost of investments	$7,073,147	$13,806,859	$3,961,309	$10,773,074	$4,799,548
UNIT VALUE (1)
Lowest	$7.50	$33.23	$42.65	$32.99	$34.81
Highest	$9.59	$126.01	$70.48	$50.67	$44.52

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$755	$—	$—	$310,626	$126,234
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(111,050)	(301,150)	(89,431)	(348,243)	(185,626)
Administrative expense	(7,571)	(26,033)	(6,172)	(27,124)	(12,707)
Net investment income (loss)	(117,866)	(327,183)	(95,603)	(64,741)	(72,099)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,694,410	3,808,727	889,289	2,518,187	2,990,751
Cost of investments sold	2,694,410	2,143,270	509,282	1,084,237	1,223,536
Realized gains (losses) on fund shares	—	1,665,457	380,007	1,433,950	1,767,215
Realized gain distributions	—	4,615,809	1,316,715	181,226	96,525
Net realized gains (losses)	—	6,281,266	1,696,722	1,615,176	1,863,740
Change in unrealized gains (losses)	(1)	(1,656,383)	(426,146)	4,277,740	1,171,500
Net realized and change in unrealized gains
(losses) on investments	(1)	4,624,883	1,270,576	5,892,916	3,035,240
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(117,867)	$4,297,700	$1,174,973	$5,828,175	$2,963,141
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
ASSETS
Investments, at fair value	$5,742,157	$4,720,068	$5,421,830	$443,272	$1,289,324
Total assets	$5,742,157	$4,720,068	$5,421,830	$443,272	$1,289,324
NET ASSETS
Accumulation units	$5,712,992	$4,641,381	$5,409,925	$442,086	$1,289,324
Contracts in payout (annuitization) period	29,165	78,687	11,905	1,186	—
Total net assets	$5,742,157	$4,720,068	$5,421,830	$443,272	$1,289,324
FUND SHARE INFORMATION
Number of shares	442,385	161,205	187,347	48,392	66,051
Cost of investments	$5,607,769	$3,174,453	$3,598,871	$426,497	$1,070,698
UNIT VALUE (1)
Lowest	$12.42	$18.19	$19.98	$14.72	$15.50
Highest	$18.23	$37.64	$28.25	$15.39	$16.98

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$105,657	$23,514	$17,103	$12,533	$5,981
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(86,391)	(65,843)	(80,423)	(5,727)	(19,359)
Administrative expense	(5,957)	(5,219)	(5,540)	(433)	(1,336)
Net investment income (loss)	13,309	(47,548)	(68,860)	6,373	(14,714)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	915,408	805,750	1,460,368	13,280	350,435
Cost of investments sold	865,106	548,752	980,163	12,347	279,478
Realized gains (losses) on fund shares	50,302	256,998	480,205	933	70,957
Realized gain distributions	164,292	346,218	410,462	10,582	176,007
Net realized gains (losses)	214,594	603,216	890,667	11,515	246,964
Change in unrealized gains (losses)	(375,311)	212,500	79,933	24,296	107,064
Net realized and change in unrealized gains
(losses) on investments	(160,717)	815,716	970,600	35,811	354,028
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(147,408)	$768,168	$901,740	$42,184	$339,314
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Goldman Sachs	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity Insights	International	American	American	Invesco V.I.
	Institutional	Growth	Franchise	Franchise	American Value
	Shares	Series II	Series I	Series II	Series I*
ASSETS
Investments, at fair value	$377,312	$985,381	$342,353	$574,142	$10,581,253
Total assets	$377,312	$985,381	$342,353	$574,142	$10,581,253
NET ASSETS
Accumulation units	$320,017	$960,774	$342,353	$574,142	$10,533,722
Contracts in payout (annuitization) period	57,295	24,607	—	—	47,531
Total net assets	$377,312	$985,381	$342,353	$574,142	$10,581,253
FUND SHARE INFORMATION
Number of shares	28,846	322,020	3,863	6,914	525,646
Cost of investments	$350,182	$674,128	$204,236	$365,429	$8,734,151
UNIT VALUE (1)
Lowest	$48.77	$26.33	$30.33	$28.89	$32.36
Highest	$50.98	$31.99	$34.29	$36.95	$46.09

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Goldman Sachs	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity Insights	International	American	American	Invesco V.I.
	Institutional	Growth	Franchise	Franchise	American Value
	Shares	Series II	Series I	Series II	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,719	$—	$—	$—	$44,860
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(5,287)	(14,049)	(5,489)	(8,991)	(133,945)
Administrative expense	(387)	(1,232)	(340)	(606)	(9,631)
Net investment income (loss)	(3,955)	(15,281)	(5,829)	(9,597)	(98,716)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	55,014	178,603	15,937	99,356	1,567,972
Cost of investments sold	41,524	115,641	8,174	54,127	1,364,240
Realized gains (losses) on fund shares	13,490	62,962	7,763	45,229	203,732
Realized gain distributions	81,074	86,060	39,416	71,191	—
Net realized gains (losses)	94,564	149,022	47,179	116,420	203,732
Change in unrealized gains (losses)	(15,897)	(51,063)	(9,647)	(49,004)	1,694,793
Net realized and change in unrealized gains
(losses) on investments	78,667	97,959	37,532	67,416	1,898,525
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$74,712	$82,678	$31,703	$57,819	$1,799,809
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

			Invesco V.I.		Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.	Government
	American Value	Core Equity	Cap Growth	Global	Securities
	Series II*	Series II	Series II*	Series II*	Series II
ASSETS
Investments, at fair value	$1,510,081	$1,189,359	$4,983,491	$3,544,942	$1,185,030
Total assets	$1,510,081	$1,189,359	$4,983,491	$3,544,942	$1,185,030
NET ASSETS
Accumulation units	$1,510,081	$1,189,359	$4,974,426	$3,544,942	$1,171,915
Contracts in payout (annuitization) period	—	—	9,065	—	13,115
Total net assets	$1,510,081	$1,189,359	$4,983,491	$3,544,942	$1,185,030
FUND SHARE INFORMATION
Number of shares	75,922	31,657	48,029	63,100	104,224
Cost of investments	$1,428,968	$922,083	$3,476,574	$2,255,241	$1,223,857
UNIT VALUE (1)
Lowest	$10.41	$23.09	$16.95	$32.63	$9.70
Highest	$10.50	$28.64	$44.50	$41.73	$12.40

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Invesco V.I.		Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.	Government
	American Value	Core Equity	Cap Growth	Global	Securities
	Series II*	Series II	Series II*	Series II*	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$3,510	$5,117	$—	$—	$26,960
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(14,716)	(17,921)	(69,703)	(53,032)	(17,868)
Administrative expense	(1,043)	(1,224)	(5,008)	(3,648)	(1,238)
Net investment income (loss)	(12,249)	(14,028)	(74,711)	(56,680)	7,854
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	212,063	409,159	912,889	638,338	147,820
Cost of investments sold	206,160	351,324	597,271	397,562	148,376
Realized gains (losses) on fund shares	5,903	57,835	315,618	240,776	(556)
Realized gain distributions	—	26,063	569,152	184,103	—
Net realized gains (losses)	5,903	83,898	884,770	424,879	(556)
Change in unrealized gains (losses)	81,113	208,460	(31,862)	91,916	(56,664)
Net realized and change in unrealized gains
(losses) on investments	87,016	292,358	852,908	516,795	(57,220)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$74,767	$278,330	$778,197	$460,115	$(49,366)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Main Street	Main Street	Value
	and Income	High Yield	Mid Cap	Small Cap	Opportunities
	Series II	Series I	Series II*	Series II*	Series I*
ASSETS
Investments, at fair value	$10,349,241	$518,906	$2,605,910	$13,255,655	$—
Total assets	$10,349,241	$518,906	$2,605,910	$13,255,655	$—
NET ASSETS
Accumulation units	$10,312,250	$508,022	$2,605,910	$13,149,195	$—
Contracts in payout (annuitization) period	36,991	10,884	—	106,460	—
Total net assets	$10,349,241	$518,906	$2,605,910	$13,255,655	$—
FUND SHARE INFORMATION
Number of shares	437,415	99,217	207,642	429,960	—
Cost of investments	$8,283,476	$527,603	$2,367,321	$9,022,496	$—
UNIT VALUE (1)
Lowest	$25.83	$19.24	$23.78	$34.12	$—
Highest	$35.22	$22.70	$30.41	$55.08	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Main Street	Main Street	Value
	and Income	High Yield	Mid Cap	Small Cap	Opportunities
	Series II	Series I	Series II*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$138,269	$24,960	$6,432	$23,789	$23,387
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(151,918)	(7,352)	(37,874)	(199,609)	(13,627)
Administrative expense	(10,643)	(534)	(2,603)	(13,648)	(958)
Net investment income (loss)	(24,292)	17,074	(34,045)	(189,468)	8,802
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,533,859	78,982	547,280	2,377,345	3,246,828
Cost of investments sold	2,168,314	79,035	546,938	1,553,722	3,134,278
Realized gains (losses) on fund shares	365,545	(53)	342	823,623	112,550
Realized gain distributions	—	—	—	831,792	78,830
Net realized gains (losses)	365,545	(53)	342	1,655,415	191,380
Change in unrealized gains (losses)	2,115,925	(1,858)	530,988	1,022,339	414,375
Net realized and change in unrealized gains
(losses) on investments	2,481,470	(1,911)	531,330	2,677,754	605,755
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,457,178	$15,163	$497,285	$2,488,286	$614,557

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II*	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$—	$19,993,882	$2,446,714	$17,933,783	$4,532,906
Total assets	$—	$19,993,882	$2,446,714	$17,933,783	$4,532,906
NET ASSETS
Accumulation units	$—	$19,851,184	$2,446,714	$17,647,074	$4,495,813
Contracts in payout (annuitization) period	—	142,698	—	286,709	37,093
Total net assets	$—	$19,993,882	$2,446,714	$17,933,783	$4,532,906
FUND SHARE INFORMATION
Number of shares	—	398,126	46,043	178,428	376,175
Cost of investments	$—	$11,702,363	$1,395,190	$9,763,013	$4,526,228
UNIT VALUE (1)
Lowest	$—	$34.24	$29.75	$25.03	$21.20
Highest	$—	$101.20	$38.04	$139.67	$34.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II*	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$6,583	$175,235	$16,408	$55,299	$92,685
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(7,276)	(266,857)	(36,140)	(232,187)	(61,744)
Administrative expense	(514)	(22,202)	(2,487)	(20,985)	(4,935)
Net investment income (loss)	(1,207)	(113,824)	(22,219)	(197,873)	26,006
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,764,635	3,369,908	397,682	2,544,929	648,833
Cost of investments sold	1,600,082	2,072,281	238,393	1,379,631	632,868
Realized gains (losses) on fund shares	164,553	1,297,627	159,289	1,165,298	15,965
Realized gain distributions	40,807	153,290	18,571	1,459,268	119,446
Net realized gains (losses)	205,360	1,450,917	177,860	2,624,566	135,411
Change in unrealized gains (losses)	129,871	1,500,482	192,880	57,823	(270,093)
Net realized and change in unrealized gains
(losses) on investments	335,231	2,951,399	370,740	2,682,389	(134,682)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$334,024	$2,837,575	$348,521	$2,484,516	$(108,676)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$2,377,404	$3,076,467	$10,838,024	$445,867	$3,308,963
Total assets	$2,377,404	$3,076,467	$10,838,024	$445,867	$3,308,963
NET ASSETS
Accumulation units	$2,354,575	$3,076,467	$10,679,499	$445,867	$3,284,407
Contracts in payout (annuitization) period	22,829	—	158,525	—	24,556
Total net assets	$2,377,404	$3,076,467	$10,838,024	$445,867	$3,308,963
FUND SHARE INFORMATION
Number of shares	38,500	54,316	152,049	6,433	180,227
Cost of investments	$1,458,394	$2,041,542	$5,575,635	$212,154	$2,741,624
UNIT VALUE (1)
Lowest	$68.41	$59.69	$15.73	$21.40	$26.52
Highest	$78.96	$76.33	$66.72	$27.69	$33.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	55,023	$1,569	$9,707
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(33,787)	(46,675)	(141,303)	(5,895)	(48,124)
Administrative expense	(2,320)	(3,043)	(13,320)	(433)	(3,290)
Net investment income (loss)	(36,107)	(49,718)	(99,600)	(4,759)	(41,707)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	270,939	472,554	1,401,950	34,485	418,078
Cost of investments sold	167,300	319,207	730,597	16,591	369,319
Realized gains (losses) on fund shares	103,639	153,347	671,353	17,894	48,759
Realized gain distributions	274,785	388,632	497,276	20,699	—
Net realized gains (losses)	378,424	541,979	1,168,629	38,593	48,759
Change in unrealized gains (losses)	98,125	70,704	542,304	30,089	519,463
Net realized and change in unrealized gains
(losses) on investments	476,549	612,683	1,710,933	68,682	568,222
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$440,442	$562,965	$1,611,333	$63,923	$526,515
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
ASSETS
Investments, at fair value	$2,022,096	$13,517,797	$737,704	$841,136	$179,166
Total assets	$2,022,096	$13,517,797	$737,704	$841,136	$179,166
NET ASSETS
Accumulation units	$2,022,096	$13,220,729	$734,620	$807,115	$179,166
Contracts in payout (annuitization) period	—	297,068	3,084	34,021	—
Total net assets	$2,022,096	$13,517,797	$737,704	$841,136	$179,166
FUND SHARE INFORMATION
Number of shares	49,295	240,060	25,975	38,478	16,288
Cost of investments	$1,783,659	$7,476,942	$475,186	$730,240	$174,894
UNIT VALUE (1)
Lowest	$12.56	$25.85	$45.70	$38.05	$16.21
Highest	$19.89	$96.61	$47.77	$45.17	$16.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$21,006	$13,022	$4,668	16,533	$1,809
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(29,167)	(170,677)	(12,030)	(12,653)	(2,588)
Administrative expense	(2,135)	(16,605)	(872)	(897)	(191)
Net investment income (loss)	(10,296)	(174,260)	(8,234)	2,983	(970)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	498,919	2,654,694	291,559	103,073	20,589
Cost of investments sold	454,058	1,556,979	190,642	86,668	20,088
Realized gains (losses) on fund shares	44,861	1,097,715	100,917	16,405	501
Realized gain distributions	—	654,192	22,564	—	2,322
Net realized gains (losses)	44,861	1,751,907	123,481	16,405	2,823
Change in unrealized gains (losses)	190,806	644,204	41,337	15,359	6,174
Net realized and change in unrealized gains
(losses) on investments	235,667	2,396,111	164,818	31,764	8,997
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$225,371	$2,221,851	$156,584	$34,747	$8,027
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$5,148,007	$3,775,415	$3,581,690	$1,346,056	$1,728,507
Total assets	$5,148,007	$3,775,415	$3,581,690	$1,346,056	$1,728,507
NET ASSETS
Accumulation units	$5,072,107	$3,775,415	$3,519,692	$1,331,455	$1,724,681
Contracts in payout (annuitization) period	75,900	—	61,998	14,601	3,826
Total net assets	$5,148,007	$3,775,415	$3,581,690	$1,346,056	$1,728,507
FUND SHARE INFORMATION
Number of shares	226,386	507,448	45,132	244,293	38,652
Cost of investments	$4,325,649	$3,994,032	$2,075,477	$1,423,312	$1,033,726
UNIT VALUE (1)
Lowest	$20.56	$16.37	$29.97	$15.98	$31.68
Highest	$36.16	$20.93	$67.17	$20.44	$42.02

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$50,957	$150,947	$—	$67,392	$10,401
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(72,832)	(55,730)	(50,726)	(21,575)	(23,730)
Administrative expense	(5,213)	(3,871)	(3,493)	(1,426)	(1,661)
Net investment income (loss)	(27,088)	91,346	(54,219)	44,391	(14,990)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,153,022	501,749	635,537	238,312	610,954
Cost of investments sold	936,044	509,965	345,935	250,048	411,566
Realized gains (losses) on fund shares	216,978	(8,216)	289,602	(11,736)	199,388
Realized gain distributions	426,847	—	466,516	—	52,298
Net realized gains (losses)	643,825	(8,216)	756,118	(11,736)	251,686
Change in unrealized gains (losses)	500,295	(99,680)	(15,404)	(11,741)	134,516
Net realized and change in unrealized gains
(losses) on investments	1,144,120	(107,896)	740,714	(23,477)	386,202
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,117,032	$(16,550)	$686,495	$20,914	$371,212
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$488,861	$2,826,957	$5,994,511	$2,151,496	$1,071,828
Total assets	$488,861	$2,826,957	$5,994,511	$2,151,496	$1,071,828
NET ASSETS
Accumulation units	$488,861	$2,826,957	$5,963,463	$2,093,864	$1,050,920
Contracts in payout (annuitization) period	—	—	31,048	57,632	20,908
Total net assets	$488,861	$2,826,957	$5,994,511	$2,151,496	$1,071,828
FUND SHARE INFORMATION
Number of shares	11,118	104,431	257,275	108,442	27,775
Cost of investments	$272,788	$2,109,593	$4,914,371	$1,859,460	$706,808
UNIT VALUE (1)
Lowest	$33.41	$39.09	$37.58	$39.15	$28.96
Highest	$42.73	$49.99	$88.54	$51.48	$46.73

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$2,087	$898	$—	$—	$5,544
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(7,537)	(42,060)	(97,996)	(35,654)	(14,854)
Administrative expense	(513)	(2,868)	(6,710)	(2,493)	(1,030)
Net investment income (loss)	(5,963)	(44,030)	(104,706)	(38,147)	(10,340)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	167,125	1,048,193	1,748,786	419,377	111,423
Cost of investments sold	105,169	777,435	1,140,102	298,277	76,066
Realized gains (losses) on fund shares	61,956	270,758	608,684	121,100	35,357
Realized gain distributions	15,974	371,080	1,002,324	421,752	58,078
Net realized gains (losses)	77,930	641,838	1,611,008	542,852	93,435
Change in unrealized gains (losses)	40,108	12,279	(1,420,640)	(484,575)	128,157
Net realized and change in unrealized gains
(losses) on investments	118,038	654,117	190,368	58,277	221,592
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$112,075	$610,087	$85,662	$20,130	$211,252
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
ASSETS
Investments, at fair value	$5,471,481	$2,140,546	$937,512	$1,186,337	$1,681,112
Total assets	$5,471,481	$2,140,546	$937,512	$1,186,337	$1,681,112
NET ASSETS
Accumulation units	$5,444,781	$2,131,574	$914,044	$1,186,337	$1,659,870
Contracts in payout (annuitization) period	26,700	8,972	23,468	—	21,242
Total net assets	$5,471,481	$2,140,546	$937,512	$1,186,337	$1,681,112
FUND SHARE INFORMATION
Number of shares	196,958	78,754	24,947	49,103	98,657
Cost of investments	$4,245,235	$1,681,426	$684,201	$818,535	$1,482,436
UNIT VALUE (1)
Lowest	$29.10	$19.76	$38.39	$29.99	$77.39
Highest	$36.08	$25.27	$55.22	$38.34	$80.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$103,695	$35,145	$13,902	$13,138	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(85,282)	(32,679)	(13,346)	(16,088)	(27,937)
Administrative expense	(5,869)	(2,205)	(946)	(1,155)	(2,091)
Net investment income (loss)	12,544	261	(390)	(4,105)	(30,028)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,301,821	399,288	213,755	196,996	318,233
Cost of investments sold	1,006,215	315,006	162,742	146,060	187,363
Realized gains (losses) on fund shares	295,606	84,282	51,013	50,936	130,870
Realized gain distributions	276,198	106,598	31,336	25,823	764,341
Net realized gains (losses)	571,804	190,880	82,349	76,759	895,211
Change in unrealized gains (losses)	104,869	60,973	25,305	167,453	(1,097,509)
Net realized and change in unrealized gains
(losses) on investments	676,673	251,853	107,654	244,212	(202,298)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$689,217	$252,114	$107,264	$240,107	$(232,326)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
ASSETS
Investments, at fair value	$13,497,548	$1,467,849	$3,964,467	$4,520,950	$4,517,787
Total assets	$13,497,548	$1,467,849	$3,964,467	$4,520,950	$4,517,787
NET ASSETS
Accumulation units	$13,437,867	$1,467,849	$3,938,957	$4,506,295	$4,512,989
Contracts in payout (annuitization) period	59,681	—	25,510	14,655	4,798
Total net assets	$13,497,548	$1,467,849	$3,964,467	$4,520,950	$4,517,787
FUND SHARE INFORMATION
Number of shares	251,257	30,315	170,003	420,554	322,930
Cost of investments	$8,730,551	$1,189,248	$2,853,862	$4,493,044	$4,197,755
UNIT VALUE (1)
Lowest	$96.02	$80.01	$24.81	$14.42	$13.43
Highest	$110.82	$102.31	$42.35	$23.04	$18.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$70,587	$73,271	$232,163
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(223,316)	(26,050)	(57,907)	(66,712)	(68,939)
Administrative expense	(15,584)	(1,793)	(3,936)	(4,692)	(4,712)
Net investment income (loss)	(238,900)	(27,843)	8,744	1,867	158,512
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,774,567	396,330	1,666,658	871,998	937,044
Cost of investments sold	804,744	248,320	1,389,064	847,700	872,636
Realized gains (losses) on fund shares	969,823	148,010	277,594	24,298	64,408
Realized gain distributions	3,755,244	491,619	—	40,779	—
Net realized gains (losses)	4,725,067	639,629	277,594	65,077	64,408
Change in unrealized gains (losses)	(4,588,356)	(611,658)	963,539	(229,423)	(40,039)
Net realized and change in unrealized gains
(losses) on investments	136,711	27,971	1,241,133	(164,346)	24,369
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(102,189)	$128	$1,249,877	$(162,479)	$182,881
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
ASSETS
Investments, at fair value	$16,280,427	$720,572	$910,010	$392,086	$1,441,683
Total assets	$16,280,427	$720,572	$910,010	$392,086	$1,441,683
NET ASSETS
Accumulation units	$16,145,774	$713,758	$908,998	$392,086	$1,413,205
Contracts in payout (annuitization) period	134,653	6,814	1,012	—	28,478
Total net assets	$16,280,427	$720,572	$910,010	$392,086	$1,441,683
FUND SHARE INFORMATION
Number of shares	1,513,051	115,662	80,036	22,139	19,782
Cost of investments	$16,452,149	$742,908	$900,343	$291,967	$624,165
UNIT VALUE (1)
Lowest	$13.87	$24.12	$16.87	$14.13	$37.10
Highest	$23.22	$28.45	$20.74	$23.21	$66.44

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
NET INVESTMENT INCOME (LOSS)
Dividends	$312,954	$37,944	$19,133	$2,467	$—
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(242,966)	(11,137)	(13,095)	(5,515)	(20,923)
Administrative expense	(17,769)	(775)	(1,017)	(377)	(1,416)
Net investment income (loss)	52,219	26,032	5,021	(3,425)	(22,339)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,568,048	141,017	200,399	57,274	250,432
Cost of investments sold	3,502,075	147,751	202,169	47,424	111,085
Realized gains (losses) on fund shares	65,973	(6,734)	(1,770)	9,850	139,347
Realized gain distributions	730,528	—	12,053	—	109,877
Net realized gains (losses)	796,501	(6,734)	10,283	9,850	249,224
Change in unrealized gains (losses)	(1,350,627)	6,562	100,276	68,032	74,531
Net realized and change in unrealized gains
(losses) on investments	(554,126)	(172)	110,559	77,882	323,755
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(501,907)	$25,860	$115,580	$74,457	$301,416
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

	T. Rowe Price	T. Rowe Price			T. Rowe Price
	All-Cap	Blue Chip	T. Rowe Price	T. Rowe Price	International
	Opportunities*	Growth II	Equity Income	Equity Income II	Stock
ASSETS
Investments, at fair value	$5,262,600	$7,370,560	$7,452,774	$8,518,877	$2,864,627
Total assets	$5,262,600	$7,370,560	$7,452,774	$8,518,877	$2,864,627
NET ASSETS
Accumulation units	$5,200,121	$7,370,560	$7,417,126	$8,518,877	$2,861,728
Contracts in payout (annuitization) period	62,479	—	35,648	—	2,899
Total net assets	$5,262,600	$7,370,560	$7,452,774	$8,518,877	$2,864,627
FUND SHARE INFORMATION
Number of shares	136,055	146,038	247,847	284,817	178,927
Cost of investments	$4,231,453	$3,395,445	$6,235,524	$6,886,382	$2,665,794
UNIT VALUE (1)
Lowest	$49.03	$45.78	$35.85	$23.60	$14.78
Highest	$67.56	$58.54	$43.08	$30.19	$22.35

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

	T. Rowe Price	T. Rowe Price			T. Rowe Price
	All-Cap	Blue Chip	T. Rowe Price	T. Rowe Price	International
	Opportunities*	Growth II	Equity Income	Equity Income II	Stock
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$114,450	$117,164	$17,413
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(72,994)	(111,048)	(108,612)	(126,139)	(43,198)
Administrative expense	(5,120)	(7,500)	(7,382)	(8,625)	(2,960)
Net investment income (loss)	(78,114)	(118,548)	(1,544)	(17,600)	(28,745)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,618,309	1,656,326	1,141,102	1,907,379	359,109
Cost of investments sold	1,124,090	621,282	939,289	1,494,477	296,046
Realized gains (losses) on fund shares	494,219	1,035,044	201,813	412,902	63,063
Realized gain distributions	980,641	810,869	519,075	604,160	192,369
Net realized gains (losses)	1,474,860	1,845,913	720,888	1,017,062	255,432
Change in unrealized gains (losses)	(504,373)	(625,801)	818,428	817,668	(228,798)
Net realized and change in unrealized gains
(losses) on investments	970,487	1,220,112	1,539,316	1,834,730	26,634
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$892,373	$1,101,564	$1,537,772	$1,817,130	$(2,111)
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2021

		VanEck VIP
		Emerging	VanEck VIP
	T. Rowe Price	Markets	Global Resources	Allspring VT	Allspring VT
	Mid-Cap	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares*	Class 2*	Class 2*
ASSETS
Investments, at fair value	$9,407,441	$1,012,678	$1,061,118	$3,410,056	$4,041,892
Total assets	$9,407,441	$1,012,678	$1,061,118	$3,410,056	$4,041,892
NET ASSETS
Accumulation units	$9,341,280	$1,012,678	$1,061,118	$3,382,282	$4,034,164
Contracts in payout (annuitization) period	66,161	—	—	27,774	7,728
Total net assets	$9,407,441	$1,012,678	$1,061,118	$3,410,056	$4,041,892
FUND SHARE INFORMATION
Number of shares	272,917	70,325	39,877	79,786	115,023
Cost of investments	$6,898,678	$988,977	$1,023,909	$2,316,123	$2,681,126
UNIT VALUE (1)
Lowest	$63.94	$26.18	$19.21	$59.33	$41.08
Highest	$106.40	$33.48	$24.56	$65.05	$45.04

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2021

		VanEck VIP
		Emerging	VanEck VIP
	T. Rowe Price	Markets	Global Resources	Allspring VT	Allspring VT
	Mid-Cap	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares*	Class 2*	Class 2*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$10,981	$4,607	$—	$1,638
Charges from Lincoln Benefit
Life Company:
Mortality and expense risk	(136,844)	(18,222)	(16,843)	(54,748)	(57,094)
Administrative expense	(9,397)	(1,232)	(1,085)	(3,789)	(3,981)
Net investment income (loss)	(146,241)	(8,473)	(13,321)	(58,537)	(59,437)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,303,289	179,302	154,664	761,993	767,295
Cost of investments sold	878,961	146,529	154,237	427,761	547,493
Realized gains (losses) on fund shares	424,328	32,773	427	334,232	219,802
Realized gain distributions	944,247	26,816	—	278,768	197,404
Net realized gains (losses)	1,368,575	59,589	427	613,000	417,206
Change in unrealized gains (losses)	(62,838)	(206,150)	182,425	(764,375)	454,367
Net realized and change in unrealized gains
(losses) on investments	1,305,737	(146,561)	182,852	(151,375)	871,573
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,159,496	$(155,034)	$169,531	$(209,912)	$812,136

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(163,282)	$(47,534)	$(16,101)	$(91,444)	$(63,278)
Net realized gains (losses)	2,979,642	833,036	610,186	1,669,947	1,861,916
Change in unrealized gains (losses)	(1,076,336)	(303,488)	585,303	(972,557)	(1,309,575)
Increase (decrease) in net assets from operations	1,740,024	482,014	1,179,388	605,946	489,063
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,976	12,968	15,569	23,235	6,572
Transfers for contract benefits and terminations	(1,533,436)	(345,904)	(450,279)	(491,275)	(2,587,654)
Loans-net	784	52	—	784	—
Contract Maintenance Charge	(4,385)	(726)	(1,698)	(3,273)	(1,221)
Transfers among the sub-accounts and with the
Fixed Account - net	(141,618)	(53,942)	(4,677)	107,736	(59,018)
Increase (decrease) in net assets from contract
transactions	(1,637,679)	(387,552)	(441,085)	(362,793)	(2,641,321)
INCREASE (DECREASE) IN NET ASSETS	102,345	94,462	738,303	243,153	(2,152,258)
NET ASSETS AT BEGINNING OF PERIOD	10,917,449	2,934,387	4,192,216	5,911,519	6,047,880
NET ASSETS AT END OF PERIOD	$11,019,794	$3,028,849	$4,930,519	$6,154,672	$3,895,622
UNITS OUTSTANDING
Units outstanding at beginning of period	179,040	46,606	137,909	139,202	128,131
Units issued	2,360	357	2,409	7,881	1,228
Units redeemed	(27,300)	(5,850)	(14,512)	(13,979)	(55,538)
Units outstanding at end of period	154,100	41,113	125,806	133,104	73,821

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A*	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(154,041)	$(63,768)	$(84,513)	$14,547	$(9,024)
Net realized gains (losses)	3,972,391	1,726,695	2,034,218	(56,673)	86,361
Change in unrealized gains (losses)	(3,489,684)	(1,537,104)	(2,307,432)	16,889	153,541
Increase (decrease) in net assets from operations	328,666	125,823	(357,727)	(25,237)	230,878
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	44,732	5,926	2,669	7,707	1,442
Transfers for contract benefits and terminations	(1,139,810)	(534,761)	(698,852)	(162,439)	(130,275)
Loans-net	154	—	318	—	318
Contract Maintenance Charge	(4,082)	(1,365)	(2,226)	(694)	(397)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,353)	(29,777)	(223,138)	(1,585,482)	5,773
Increase (decrease) in net assets from contract
transactions	(1,247,359)	(559,977)	(921,229)	(1,740,908)	(123,139)
INCREASE (DECREASE) IN NET ASSETS	(918,693)	(434,154)	(1,278,956)	(1,766,145)	107,739
NET ASSETS AT BEGINNING OF PERIOD	10,225,245	4,100,418	6,026,144	1,766,145	1,047,869
NET ASSETS AT END OF PERIOD	$9,306,552	$3,666,264	$4,747,188	$—	$1,155,608
UNITS OUTSTANDING
Units outstanding at beginning of period	211,278	109,512	141,790	102,060	36,795
Units issued	3,763	2,575	1,902	6,135	2,522
Units redeemed	(31,284)	(16,279)	(22,225)	(108,195)	(6,554)
Units outstanding at end of period	183,757	95,808	121,467	—	32,763
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,758	$(6,954)	$21,515	$(25,142)	$(2,340)
Net realized gains (losses)	(9,762)	95,276	69,556	17,633	21,041
Change in unrealized gains (losses)	45,458	225,858	129,662	265,414	7,356
Increase (decrease) in net assets from operations	41,454	314,180	220,733	257,905	26,057
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,020	—	4,259	7,381	—
Transfers for contract benefits and terminations	(146,608)	(78,057)	(213,353)	(131,549)	(25,686)
Contract Maintenance Charge	(171)	—	(1,155)	(1,105)	—
Transfers among the sub-accounts and with the
Fixed Account - net	23,213	38,977	213,338	29,146	(1,125)
Increase (decrease) in net assets from contract
transactions	(122,546)	(39,080)	3,089	(96,127)	(26,811)
INCREASE (DECREASE) IN NET ASSETS	(81,092)	275,100	223,822	161,778	(754)
NET ASSETS AT BEGINNING OF PERIOD	601,135	1,208,751	2,288,819	1,976,125	212,723
NET ASSETS AT END OF PERIOD	$520,043	$1,483,851	$2,512,641	$2,137,903	$211,969
UNITS OUTSTANDING
Units outstanding at beginning of period	63,333	29,834	118,600	71,793	4,980
Units issued	2,589	1,038	11,796	5,506	5
Units redeemed	(16,540)	(1,799)	(11,467)	(9,043)	(564)
Units outstanding at end of period	49,382	29,073	118,929	68,256	4,421
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II	Primary Shares	Primary Shares	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$22,372	$149,245	$5,930	$9,040	$(4,049)
Net realized gains (losses)	(7,423)	(9,401)	57,693	71,434	59,886
Change in unrealized gains (losses)	(162,744)	4,269	164,411	215,993	67,906
Increase (decrease) in net assets from operations	(147,795)	144,113	228,034	296,467	123,743
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,642	10,200	1,091	208,846	7,908
Transfers for contract benefits and terminations	(396,520)	(541,179)	(284,565)	(219,846)	(184,186)
Loans-net	—	(1,445)	(62)	(712)	—
Contract Maintenance Charge	(2,004)	(1,849)	(622)	(1,402)	(905)
Transfers among the sub-accounts and with the
Fixed Account - net	136,595	167,135	96,728	309,145	(606)
Increase (decrease) in net assets from contract
transactions	(253,287)	(367,138)	(187,430)	296,031	(177,789)
INCREASE (DECREASE) IN NET ASSETS	(401,082)	(223,025)	40,604	592,498	(54,046)
NET ASSETS AT BEGINNING OF PERIOD	4,369,495	4,371,868	1,434,901	3,390,442	1,617,423
NET ASSETS AT END OF PERIOD	$3,968,413	$4,148,843	$1,475,505	$3,982,940	$1,563,377
UNITS OUTSTANDING
Units outstanding at beginning of period	249,165	154,865	66,982	114,372	77,360
Units issued	12,391	30,478	5,240	20,827	4,415
Units redeemed	(26,608)	(43,480)	(12,349)	(8,218)	(12,248)
Units outstanding at end of period	234,948	141,863	59,873	126,981	69,527
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(459,158)	$(153,711)	$52,906	$1,955	$(224,560)
Net realized gains (losses)	6,067,400	1,961,289	1,705,055	897,740	—
Change in unrealized gains (losses)	1,820,027	504,406	839,051	350,054	—
Increase (decrease) in net assets from operations	7,428,269	2,311,984	2,597,012	1,249,749	(224,560)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	78,668	37,824	33,791	16,745	56,784
Transfers for contract benefits and terminations	(3,405,851)	(1,096,240)	(1,389,631)	(774,129)	(2,685,940)
Loans-net	2,363	—	(2,400)	2,928	4,396
Contract Maintenance Charge	(10,415)	(7,235)	(4,803)	(3,669)	(19,691)
Transfers among the sub-accounts and with the
Fixed Account - net	(568,210)	(446,533)	(154,941)	(198,333)	2,201,627
Increase (decrease) in net assets from contract
transactions	(3,903,445)	(1,512,184)	(1,517,984)	(956,458)	(442,824)
INCREASE (DECREASE) IN NET ASSETS	3,524,824	799,800	1,079,028	293,291	(667,384)
NET ASSETS AT BEGINNING OF PERIOD	30,692,406	9,904,997	11,919,614	5,872,518	15,855,228
NET ASSETS AT END OF PERIOD	$34,217,230	$10,704,797	$12,998,642	$6,165,809	$15,187,844
UNITS OUTSTANDING
Units outstanding at beginning of period	556,047	232,720	289,245	248,730	1,521,951
Units issued	9,049	1,677	5,309	6,114	448,450
Units redeemed	(71,177)	(34,293)	(39,047)	(41,687)	(487,068)
Units outstanding at end of period	493,919	200,104	255,507	213,157	1,483,333
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(117,866)	$(327,183)	$(95,603)	$(64,741)	$(72,099)
Net realized gains (losses)	—	6,281,266	1,696,722	1,615,176	1,863,740
Change in unrealized gains (losses)	(1)	(1,656,383)	(426,146)	4,277,740	1,171,500
Increase (decrease) in net assets from operations	(117,867)	4,297,700	1,174,973	5,828,175	2,963,141
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,851	117,724	4,241	470,537	35,825
Transfers for contract benefits and terminations	(2,440,268)	(2,776,524)	(651,705)	(1,567,391)	(2,139,474)
Loans-net	—	2,844	—	(173)	2,803
Contract Maintenance Charge	(9,692)	(7,353)	(1,297)	(8,999)	(9,606)
Transfers among the sub-accounts and with the
Fixed Account - net	2,147,002	(422,928)	(106,441)	(359,615)	(533,190)
Increase (decrease) in net assets from contract
transactions	(290,107)	(3,086,237)	(755,202)	(1,465,641)	(2,643,642)
INCREASE (DECREASE) IN NET ASSETS	(407,974)	1,211,463	419,771	4,362,534	319,499
NET ASSETS AT BEGINNING OF PERIOD	7,481,121	21,414,546	5,971,440	22,507,811	12,321,825
NET ASSETS AT END OF PERIOD	$7,073,147	$22,626,009	$6,391,211	$26,870,345	$12,641,324
UNITS OUTSTANDING
Units outstanding at beginning of period	798,753	440,651	122,498	678,756	362,578
Units issued	244,783	9,767	748	22,347	4,070
Units redeemed	(276,752)	(65,754)	(14,341)	(58,459)	(72,011)
Units outstanding at end of period	766,784	384,664	108,905	642,644	294,637
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$13,309	$(47,548)	$(68,860)	$6,373	$(14,714)
Net realized gains (losses)	214,594	603,216	890,667	11,515	246,964
Change in unrealized gains (losses)	(375,311)	212,500	79,933	24,296	107,064
Increase (decrease) in net assets from operations	(147,408)	768,168	901,740	42,184	339,314
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	16,747	39,866	21,195	—	1,491
Transfers for contract benefits and terminations	(793,226)	(321,039)	(987,379)	(5,243)	(215,187)
Loans-net	2,342	484	—	—	—
Contract Maintenance Charge	(6,383)	(1,613)	(4,989)	(107)	(1,442)
Transfers among the sub-accounts and with the
Fixed Account - net	411,252	(355,943)	(273,978)	17,719	(105,476)
Increase (decrease) in net assets from contract
transactions	(369,268)	(638,245)	(1,245,151)	12,369	(320,614)
INCREASE (DECREASE) IN NET ASSETS	(516,676)	129,923	(343,411)	54,553	18,700
NET ASSETS AT BEGINNING OF PERIOD	6,258,833	4,590,145	5,765,241	388,719	1,270,624
NET ASSETS AT END OF PERIOD	$5,742,157	$4,720,068	$5,421,830	$443,272	$1,289,324
UNITS OUTSTANDING
Units outstanding at beginning of period	387,294	217,035	273,052	28,084	97,719
Units issued	29,509	5,348	6,225	1,356	649
Units redeemed	(51,738)	(32,737)	(60,564)	(489)	(21,430)
Units outstanding at end of period	365,065	189,646	218,713	28,951	76,938
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Goldman Sachs	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity Insights	International	American	American	Invesco V.I.
	Institutional	Growth	Franchise	Franchise	American Value
	Shares	Series II	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,955)	$(15,281)	$(5,829)	$(9,597)	$(98,716)
Net realized gains (losses)	94,564	149,022	47,179	116,420	203,732
Change in unrealized gains (losses)	(15,897)	(51,063)	(9,647)	(49,004)	1,694,793
Increase (decrease) in net assets from operations	74,712	82,678	31,703	57,819	1,799,809
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,200	—	895	7,214
Transfers for contract benefits and terminations	(22,316)	(131,647)	(7,550)	(46,181)	(874,861)
Loans-net	—	—	—	1	—
Contract Maintenance Charge	(154)	(203)	—	(227)	(2,212)
Transfers among the sub-accounts and with the
Fixed Account - net	(24,507)	8,357	(1,111)	(41,714)	3,070,550
Increase (decrease) in net assets from contract
transactions	(46,977)	(122,293)	(8,661)	(87,226)	2,200,691
INCREASE (DECREASE) IN NET ASSETS	27,735	(39,615)	23,042	(29,407)	4,000,500
NET ASSETS AT BEGINNING OF PERIOD	349,577	1,024,996	319,311	603,549	6,580,753
NET ASSETS AT END OF PERIOD	$377,312	$985,381	$342,353	$574,142	$10,581,253
UNITS OUTSTANDING
Units outstanding at beginning of period	8,480	36,556	10,828	18,694	217,260
Units issued	60	1,411	43	80	102,211
Units redeemed	(1,034)	(5,611)	(314)	(2,578)	(40,774)
Units outstanding at end of period	7,506	32,356	10,557	16,196	278,697
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Invesco V.I.		Invesco V.I.
	Invesco V.I.	Invesco V.I.	Discovery Mid	Invesco V.I.	Government
	American Value	Core Equity	Cap Growth	Global	Securities
	Series II*	Series II	Series II*	Series II*	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(12,249)	$(14,028)	$(74,711)	$(56,680)	$7,854
Net realized gains (losses)	5,903	83,898	884,770	424,879	(556)
Change in unrealized gains (losses)	81,113	208,460	(31,862)	91,916	(56,664)
Increase (decrease) in net assets from operations	74,767	278,330	778,197	460,115	(49,366)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	160	2,351	15,307	18,706	820
Transfers for contract benefits and terminations	(149,896)	(294,539)	(442,030)	(533,469)	(116,149)
Loans-net	—	—	—	1,274	—
Contract Maintenance Charge	(995)	(1,264)	(2,220)	(1,330)	(1,687)
Transfers among the sub-accounts and with the
Fixed Account - net	1,586,045	(91,211)	(158,692)	(27,603)	78,494
Increase (decrease) in net assets from contract
transactions	1,435,314	(384,663)	(587,635)	(542,422)	(38,522)
INCREASE (DECREASE) IN NET ASSETS	1,510,081	(106,333)	190,562	(82,307)	(87,888)
NET ASSETS AT BEGINNING OF PERIOD	—	1,295,692	4,792,929	3,627,249	1,272,918
NET ASSETS AT END OF PERIOD	$1,510,081	$1,189,359	$4,983,491	$3,544,942	$1,185,030
UNITS OUTSTANDING
Units outstanding at beginning of period	—	58,467	248,677	102,198	102,093
Units issued	163,164	236	13,503	1,180	7,540
Units redeemed	(19,219)	(15,766)	(40,500)	(15,321)	(10,771)
Units outstanding at end of period	143,945	42,937	221,680	88,057	98,862
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Invesco V.I.	Main Street	Main Street	Value
	and Income	High Yield	Mid Cap	Small Cap	Opportunities
	Series II	Series I	Series II*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(24,292)	$17,074	$(34,045)	$(189,468)	$8,802
Net realized gains (losses)	365,545	(53)	342	1,655,415	191,380
Change in unrealized gains (losses)	2,115,925	(1,858)	530,988	1,022,339	414,375
Increase (decrease) in net assets from operations	2,457,178	15,163	497,285	2,488,286	614,557
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,276	76	4,989	25,571	2,122
Transfers for contract benefits and terminations	(1,620,818)	(69,168)	(379,324)	(1,758,210)	(40,390)
Loans-net	3,973	—	1	1,171	—
Contract Maintenance Charge	(6,328)	(101)	(2,127)	(6,471)	(341)
Transfers among the sub-accounts and with the
Fixed Account - net	(474,919)	16,611	(103,026)	(213,353)	(3,189,749)
Increase (decrease) in net assets from contract
transactions	(2,077,816)	(52,582)	(479,487)	(1,951,292)	(3,228,358)
INCREASE (DECREASE) IN NET ASSETS	379,362	(37,419)	17,798	536,994	(2,613,801)
NET ASSETS AT BEGINNING OF PERIOD	9,969,879	556,325	2,588,112	12,718,661	2,613,801
NET ASSETS AT END OF PERIOD	$10,349,241	$518,906	$2,605,910	$13,255,655	$—
UNITS OUTSTANDING
Units outstanding at beginning of period	386,928	27,723	106,623	333,394	147,317
Units issued	9,508	924	1,068	5,008	222
Units redeemed	(78,175)	(3,496)	(18,785)	(49,097)	(147,539)
Units outstanding at end of period	318,261	25,151	88,906	289,305	—

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Invesco V.I.	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Value	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond
	Opportunities	Institutional	Service	Institutional	Institutional
	Series II*	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,207)	$(113,824)	$(22,219)	$(197,873)	$26,006
Net realized gains (losses)	205,360	1,450,917	177,860	2,624,566	135,411
Change in unrealized gains (losses)	129,871	1,500,482	192,880	57,823	(270,093)
Increase (decrease) in net assets from operations	334,024	2,837,575	348,521	2,484,516	(108,676)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	80	238,040	5,863	61,583	117,263
Transfers for contract benefits and terminations	(79,109)	(2,544,427)	(276,848)	(2,080,311)	(449,421)
Loans-net	—	(1,078)	155	207	(520)
Contract Maintenance Charge	(290)	(7,269)	(1,823)	(7,131)	(1,408)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,674,366)	(97,928)	(67,070)	(149,173)	298,250
Increase (decrease) in net assets from contract
transactions	(1,753,685)	(2,412,662)	(339,723)	(2,174,825)	(35,836)
INCREASE (DECREASE) IN NET ASSETS	(1,419,661)	424,913	8,798	309,691	(144,512)
NET ASSETS AT BEGINNING OF PERIOD	1,419,661	19,568,969	2,437,916	17,624,092	4,677,418
NET ASSETS AT END OF PERIOD	$—	$19,993,882	$2,446,714	$17,933,783	$4,532,906
UNITS OUTSTANDING
Units outstanding at beginning of period	83,673	413,168	76,453	311,485	185,441
Units issued	174	13,255	604	3,071	23,168
Units redeemed	(83,847)	(59,518)	(10,429)	(53,060)	(24,245)
Units outstanding at end of period	—	366,905	66,628	261,496	184,364
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

			Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	Janus Henderson	VIT Global	VIT Global	VIT Mid
	VIT Forty	VIT Forty	Research	Research	Cap Value
	Institutional	Service	Institutional	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,107)	$(49,718)	$(99,600)	$(4,759)	$(41,707)
Net realized gains (losses)	378,424	541,979	1,168,629	38,593	48,759
Change in unrealized gains (losses)	98,125	70,704	542,304	30,089	519,463
Increase (decrease) in net assets from operations	440,442	562,965	1,611,333	63,923	526,515
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,875	20,999	30	13,012
Transfers for contract benefits and terminations	(207,517)	(296,880)	(1,164,981)	(26,003)	(312,959)
Loans-net	—	—	(1,492)	—	52
Contract Maintenance Charge	(199)	(1,388)	(4,225)	(98)	(2,822)
Transfers among the sub-accounts and with the
Fixed Account - net	(14,510)	(67,701)	(55,609)	(1,056)	(33,633)
Increase (decrease) in net assets from contract
transactions	(222,226)	(362,094)	(1,205,308)	(27,127)	(336,350)
INCREASE (DECREASE) IN NET ASSETS	218,216	200,871	406,025	36,796	190,165
NET ASSETS AT BEGINNING OF PERIOD	2,159,188	2,875,596	10,431,999	409,071	3,118,798
NET ASSETS AT END OF PERIOD	$2,377,404	$3,076,467	$10,838,024	$445,867	$3,308,963
UNITS OUTSTANDING
Units outstanding at beginning of period	34,286	47,943	339,445	18,179	112,346
Units issued	193	888	1,836	47	1,086
Units redeemed	(3,221)	(6,505)	(30,986)	(1,157)	(12,059)
Units outstanding at end of period	31,258	42,326	310,295	17,069	101,373
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Janus Henderson	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement
	VIT Overseas	VIT Research	Small Cap	Series Emerging	Series International
	Service	Institutional	Core	Market Equity	Equity
	Shares	Shares	Class 1	Service Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,296)	$(174,260)	$(8,234)	$2,983	$(970)
Net realized gains (losses)	44,861	1,751,907	123,481	16,405	2,823
Change in unrealized gains (losses)	190,806	644,204	41,337	15,359	6,174
Increase (decrease) in net assets from operations	225,371	2,221,851	156,584	34,747	8,027
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	9,600	45,534	—	—	—
Transfers for contract benefits and terminations	(270,674)	(1,904,511)	(238,566)	(80,402)	(17,067)
Loans-net	103	—	—	—	—
Contract Maintenance Charge	(1,191)	(5,547)	(258)	(205)	(64)
Transfers among the sub-accounts and with the
Fixed Account - net	18,499	(384,145)	(19,829)	16,948	1,578
Increase (decrease) in net assets from contract
transactions	(243,663)	(2,248,669)	(258,653)	(63,659)	(15,553)
INCREASE (DECREASE) IN NET ASSETS	(18,292)	(26,818)	(102,069)	(28,912)	(7,526)
NET ASSETS AT BEGINNING OF PERIOD	2,040,388	13,544,615	839,773	870,048	186,692
NET ASSETS AT END OF PERIOD	$2,022,096	$13,517,797	$737,704	$841,136	$179,166
UNITS OUTSTANDING
Units outstanding at beginning of period	140,817	267,342	21,457	22,443	11,640
Units issued	13,903	5,164	459	645	133
Units redeemed	(29,585)	(40,129)	(6,280)	(2,217)	(1,076)
Units outstanding at end of period	125,135	232,377	15,636	20,871	10,697
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	Legg Mason	Legg Mason
	Partners	Partners
	Clearbridge	Western Asset
	Variable Large	Variable Global	MFS VIT	MFS VIT	MFS VIT
	Cap Value	High Yield Bond	Growth	High Yield	Investors Trust
	Class I	Class II	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(27,088)	$91,346	$(54,219)	$44,391	$(14,990)
Net realized gains (losses)	643,825	(8,216)	756,118	(11,736)	251,686
Change in unrealized gains (losses)	500,295	(99,680)	(15,404)	(11,741)	134,516
Increase (decrease) in net assets from operations	1,117,032	(16,550)	686,495	20,914	371,212
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,229	22,159	5,450	2,513	7,281
Transfers for contract benefits and terminations	(819,024)	(386,739)	(378,545)	(202,473)	(505,025)
Contract Maintenance Charge	(1,341)	(4,739)	(1,521)	(1,365)	(741)
Transfers among the sub-accounts and with the
Fixed Account - net	76,125	229,339	(176,044)	49,989	(7,952)
Increase (decrease) in net assets from contract
transactions	(739,011)	(139,980)	(550,660)	(151,336)	(506,437)
INCREASE (DECREASE) IN NET ASSETS	378,021	(156,530)	135,835	(130,422)	(135,225)
NET ASSETS AT BEGINNING OF PERIOD	4,769,986	3,931,945	3,445,855	1,476,478	1,863,732
NET ASSETS AT END OF PERIOD	$5,148,007	$3,775,415	$3,581,690	$1,346,056	$1,728,507
UNITS OUTSTANDING
Units outstanding at beginning of period	179,668	193,423	89,765	76,796	64,096
Units issued	10,986	15,266	767	3,418	2,163
Units redeemed	(34,764)	(22,200)	(14,723)	(11,127)	(19,789)
Units outstanding at end of period	155,890	186,489	75,809	69,087	46,470
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		MFS VIT
		Massachusetts
	MFS VIT	Investors	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Growth Stock	New Discovery	New Discovery	Research
	Service Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,963)	$(44,030)	$(104,706)	$(38,147)	$(10,340)
Net realized gains (losses)	77,930	641,838	1,611,008	542,852	93,435
Change in unrealized gains (losses)	40,108	12,279	(1,420,640)	(484,575)	128,157
Increase (decrease) in net assets from operations	112,075	610,087	85,662	20,130	211,252
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	9,323	48,172	125	813
Transfers for contract benefits and terminations	(129,614)	(385,499)	(1,205,518)	(339,023)	(80,563)
Loans-net	—	—	—	784	—
Contract Maintenance Charge	(384)	(2,903)	(2,071)	(627)	(458)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,505)	(152,054)	(335,458)	(311)	(10,867)
Increase (decrease) in net assets from contract
transactions	(156,803)	(531,133)	(1,494,875)	(339,052)	(91,075)
INCREASE (DECREASE) IN NET ASSETS	(44,728)	78,954	(1,409,213)	(318,922)	120,177
NET ASSETS AT BEGINNING OF PERIOD	533,589	2,748,003	7,403,724	2,470,418	951,651
NET ASSETS AT END OF PERIOD	$488,861	$2,826,957	$5,994,511	$2,151,496	$1,071,828
UNITS OUTSTANDING
Units outstanding at beginning of period	16,096	70,648	140,195	51,542	29,797
Units issued	69	11,084	3,235	897	141
Units redeemed	(4,246)	(22,902)	(33,378)	(7,370)	(2,797)
Units outstanding at end of period	11,919	58,830	110,052	45,069	27,141
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley
	Total Return	Total Return	Utilities	Value	VIF Discovery
	Initial Class	Service Class	Service Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$12,544	$261	$(390)	$(4,105)	$(30,028)
Net realized gains (losses)	571,804	190,880	82,349	76,759	895,211
Change in unrealized gains (losses)	104,869	60,973	25,305	167,453	(1,097,509)
Increase (decrease) in net assets from operations	689,217	252,114	107,264	240,107	(232,326)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,046	4,965	30	700	198
Transfers for contract benefits and terminations	(1,078,450)	(342,587)	(165,390)	(139,699)	(250,759)
Loans-net	184	1	—	—	—
Contract Maintenance Charge	(1,755)	(2,375)	(307)	(1,060)	(600)
Transfers among the sub-accounts and with the
Fixed Account - net	(41,625)	(12,926)	(28,156)	(31,909)	(28,168)
Increase (decrease) in net assets from contract
transactions	(1,107,600)	(352,922)	(193,823)	(171,968)	(279,329)
INCREASE (DECREASE) IN NET ASSETS	(418,383)	(100,808)	(86,559)	68,139	(511,655)
NET ASSETS AT BEGINNING OF PERIOD	5,889,864	2,241,354	1,024,071	1,118,198	2,192,767
NET ASSETS AT END OF PERIOD	$5,471,481	$2,140,546	$937,512	$1,186,337	$1,681,112
UNITS OUTSTANDING
Units outstanding at beginning of period	206,510	103,621	22,924	36,958	23,988
Units issued	3,662	585	120	244	97
Units redeemed	(39,942)	(15,880)	(4,207)	(5,500)	(3,176)
Units outstanding at end of period	170,230	88,326	18,837	31,702	20,909
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

				PIMCO VIT
				International
			Morgan Stanley	Bond (U.S.	PIMCO VIT
	Morgan Stanley	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return
	VIF Growth	VIF Growth	Real Estate	Institutional	Institutional
	Class I	Class II	Class II	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(238,900)	$(27,843)	$8,744	$1,867	$158,512
Net realized gains (losses)	4,725,067	639,629	277,594	65,077	64,408
Change in unrealized gains (losses)	(4,588,356)	(611,658)	963,539	(229,423)	(40,039)
Increase (decrease) in net assets from operations	(102,189)	128	1,249,877	(162,479)	182,881
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	540	—	14,145	18,867	8,186
Transfers for contract benefits and terminations	(1,306,161)	(170,782)	(766,585)	(565,358)	(687,918)
Loans-net	—	—	52	103	103
Contract Maintenance Charge	(1,418)	(283)	(5,191)	(4,331)	(6,426)
Transfers among the sub-accounts and with the
Fixed Account - net	(148,323)	(27,019)	(427,468)	398,661	165,225
Increase (decrease) in net assets from contract
transactions	(1,455,362)	(198,084)	(1,185,047)	(152,058)	(520,830)
INCREASE (DECREASE) IN NET ASSETS	(1,557,551)	(197,956)	64,830	(314,537)	(337,949)
NET ASSETS AT BEGINNING OF PERIOD	15,055,099	1,665,805	3,899,637	4,835,487	4,855,736
NET ASSETS AT END OF PERIOD	$13,497,548	$1,467,849	$3,964,467	$4,520,950	$4,517,787
UNITS OUTSTANDING
Units outstanding at beginning of period	138,715	16,630	174,313	252,520	304,787
Units issued	776	1,544	16,090	34,352	21,795
Units redeemed	(13,186)	(3,319)	(61,299)	(42,654)	(53,920)
Units outstanding at end of period	126,305	14,855	129,104	244,218	272,662
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	PIMCO VIT		Putnam VT	Rydex VT
	Total Return	Putnam VT	International	Guggenheim
	Institutional	High Yield	Value	Long Short	Rydex VT
	Class	Class IB	Class IB	Equity	NASDAQ-100®
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$52,219	$26,032	$5,021	$(3,425)	$(22,339)
Net realized gains (losses)	796,501	(6,734)	10,283	9,850	249,224
Change in unrealized gains (losses)	(1,350,627)	6,562	100,276	68,032	74,531
Increase (decrease) in net assets from operations	(501,907)	25,860	115,580	74,457	301,416
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	49,875	30	3,529	830	—
Transfers for contract benefits and terminations	(2,352,739)	(124,727)	(105,369)	(38,634)	(223,488)
Loans-net	3,982	—	92	—	—
Contract Maintenance Charge	(10,007)	(199)	(361)	(389)	(167)
Transfers among the sub-accounts and with the
Fixed Account - net	341,245	17,976	(20,598)	(6,415)	393
Increase (decrease) in net assets from contract
transactions	(1,967,644)	(106,920)	(122,707)	(44,608)	(223,262)
INCREASE (DECREASE) IN NET ASSETS	(2,469,551)	(81,060)	(7,127)	29,849	78,154
NET ASSETS AT BEGINNING OF PERIOD	18,749,978	801,632	917,137	362,237	1,363,529
NET ASSETS AT END OF PERIOD	$16,280,427	$720,572	$910,010	$392,086	$1,441,683
UNITS OUTSTANDING
Units outstanding at beginning of period	974,482	30,415	52,902	24,547	36,142
Units issued	72,634	837	3,446	464	142
Units redeemed	(180,910)	(4,795)	(9,964)	(3,196)	(5,049)
Units outstanding at end of period	866,206	26,457	46,384	21,815	31,235
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

	T. Rowe Price	T. Rowe Price			T. Rowe Price
	All-Cap	Blue Chip	T. Rowe Price	T. Rowe Price	International
	Opportunities*	Growth II	Equity Income	Equity Income II	Stock
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(78,114)	$(118,548)	$(1,544)	$(17,600)	$(28,745)
Net realized gains (losses)	1,474,860	1,845,913	720,888	1,017,062	255,432
Change in unrealized gains (losses)	(504,373)	(625,801)	818,428	817,668	(228,798)
Increase (decrease) in net assets from operations	892,373	1,101,564	1,537,772	1,817,130	(2,111)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,310	24,455	36,749	25,703	21,908
Transfers for contract benefits and terminations	(1,204,140)	(1,028,489)	(766,591)	(1,041,759)	(274,558)
Loans-net	—	—	1,230	1,171	677
Contract Maintenance Charge	(852)	(5,636)	(2,468)	(7,666)	(674)
Transfers among the sub-accounts and with the
Fixed Account - net	(46,051)	(300,879)	(186,475)	(487,170)	251,967
Increase (decrease) in net assets from contract
transactions	(1,238,733)	(1,310,549)	(917,555)	(1,509,721)	(680)
INCREASE (DECREASE) IN NET ASSETS	(346,360)	(208,985)	620,217	307,409	(2,791)
NET ASSETS AT BEGINNING OF PERIOD	5,608,960	7,579,545	6,832,557	8,211,468	2,867,418
NET ASSETS AT END OF PERIOD	$5,262,600	$7,370,560	$7,452,774	$8,518,877	$2,864,627
UNITS OUTSTANDING
Units outstanding at beginning of period	114,672	155,615	217,644	348,200	160,361
Units issued	5,513	4,503	3,482	9,948	15,708
Units redeemed	(31,121)	(28,849)	(28,866)	(64,998)	(16,485)
Units outstanding at end of period	89,064	131,269	192,260	293,150	159,584
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2021

		VanEck VIP
		Emerging	VanEck VIP
	T. Rowe Price	Markets	Global Resources	Allspring VT	Allspring VT
	Mid-Cap	Initial Class	Initial Class	Discovery	Opportunity
	Growth	Shares	Shares*	Class 2*	Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(146,241)	$(8,473)	$(13,321)	$(58,537)	$(59,437)
Net realized gains (losses)	1,368,575	59,589	427	613,000	417,206
Change in unrealized gains (losses)	(62,838)	(206,150)	182,425	(764,375)	454,367
Increase (decrease) in net assets from operations	1,159,496	(155,034)	169,531	(209,912)	812,136
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,814	5,100	7,669	8,756	10,105
Transfers for contract benefits and terminations	(1,071,580)	(148,332)	(102,668)	(641,416)	(449,374)
Loans-net	—	103	103	—	277
Contract Maintenance Charge	(3,313)	(665)	(559)	(1,685)	(1,705)
Transfers among the sub-accounts and with the
Fixed Account - net	16,230	83,338	(4,645)	(23,656)	(149,510)
Increase (decrease) in net assets from contract
transactions	(1,039,849)	(60,456)	(100,100)	(658,001)	(590,207)
INCREASE (DECREASE) IN NET ASSETS	119,647	(215,490)	69,431	(867,913)	221,929
NET ASSETS AT BEGINNING OF PERIOD	9,287,794	1,228,168	991,687	4,277,969	3,819,963
NET ASSETS AT END OF PERIOD	$9,407,441	$1,012,678	$1,061,118	$3,410,056	$4,041,892
UNITS OUTSTANDING
Units outstanding at beginning of period	134,043	32,929	49,717	64,748	109,362
Units issued	1,540	2,913	1,786	744	3,049
Units redeemed	(16,132)	(4,302)	(5,833)	(10,360)	(18,213)
Units outstanding at end of period	119,451	31,540	45,670	55,132	94,198

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alger	Alger	Alger	Alger	Alger
	Capital	Capital	Growth	Large Cap	Large Cap
	Appreciation	Appreciation	& Income	Growth	Growth
	Class I-2	Class S	Class I-2	Class I-2	Class S
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(141,435)	$(42,779)	$(3,819)	$(60,226)	$(73,733)
Net realized gains (losses)	1,797,444	594,185	179,452	1,082,252	1,168,396
Change in unrealized gains (losses)	1,592,413	370,175	304,862	1,401,092	1,485,035
Increase (decrease) in net assets from operations	3,248,422	921,581	480,495	2,423,118	2,579,698
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	46,522	3,068	42,861	16,601	6,723
Transfers for contract benefits and terminations**	(750,803)	(310,683)	(367,640)	(390,645)	(389,005)
Loans-net	482	51	(253)	194	—
Contract Maintenance Charge	(4,673)	(814)	(1,914)	(3,255)	(1,294)
Transfers among the sub-accounts and with the
Fixed Account - net	(199,419)	(259,648)	(49,335)	(172,140)	(454,439)
Increase (decrease) in net assets from contract
transactions	(907,891)	(568,026)	(376,281)	(549,245)	(838,015)
INCREASE (DECREASE) IN NET ASSETS	2,340,531	353,555	104,214	1,873,873	1,741,683
NET ASSETS AT BEGINNING OF PERIOD	8,576,918	2,580,832	4,088,002	4,037,646	4,306,197
NET ASSETS AT END OF PERIOD	$10,917,449	$2,934,387	$4,192,216	$5,911,519	$6,047,880
UNITS OUTSTANDING
Units outstanding at beginning of period	198,746	57,103	152,503	158,168	150,712
Units issued	5,496	1,221	2,600	9,898	3,861
Units redeemed	(25,202)	(11,718)	(17,194)	(28,864)	(26,442)
Units outstanding at end of period	179,040	46,606	137,909	139,202	128,131

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
(**) Prior period amounts have been reclassified to conform to current period presentation.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alger	Alger	Alger
	Mid Cap	Mid Cap	Small Cap	DWS	DWS
	Growth	Growth	Growth	Bond VIP	Core Equity VIP
	Class I-2	Class S	Class I-2	Class A*	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,595)	$(51,842)	$(22,219)	$23,045	$(1,575)
Net realized gains (losses)	1,549,661	710,618	591,393	(14,711)	46,469
Change in unrealized gains (losses)	2,702,622	1,018,448	1,935,477	120,664	90,111
Increase (decrease) in net assets from operations	4,129,688	1,677,224	2,504,651	128,998	135,005
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,867	16,629	6,086	7,662	1,783
Transfers for contract benefits and terminations**	(680,542)	(352,757)	(494,123)	(226,230)	(45,970)
Loans-net	3,032	—	(721)	—	124
Contract Maintenance Charge	(4,154)	(1,455)	(2,297)	(1,185)	(416)
Transfers among the sub-accounts and with the
Fixed Account - net	(489,881)	(215,061)	(217,341)	(5,785)	(101,065)
Increase (decrease) in net assets from contract
transactions	(1,152,678)	(552,644)	(708,396)	(225,538)	(145,544)
INCREASE (DECREASE) IN NET ASSETS	2,977,010	1,124,580	1,796,255	(96,540)	(10,539)
NET ASSETS AT BEGINNING OF PERIOD	7,248,235	2,975,838	4,229,889	1,862,685	1,058,408
NET ASSETS AT END OF PERIOD	$10,225,245	$4,100,418	$6,026,144	$1,766,145	$1,047,869
UNITS OUTSTANDING
Units outstanding at beginning of period	244,542	128,550	163,341	114,898	41,978
Units issued	1,329	1,316	1,473	3,553	1,094
Units redeemed	(34,593)	(20,354)	(23,024)	(16,391)	(6,277)
Units outstanding at end of period	211,278	109,512	141,790	102,060	36,795
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	DWS	DWS	DWS	DWS	DWS
	CROCI®	Equity	Global Income	Global	Small
	International VIP	500 Index VIP	Builder VIP	Small Cap VIP	Cap Index VIP
	Class A	Class B	Class A	Class A	Class B
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,985	$(5,044)	$40,276	$(12,424)	$(1,209)
Net realized gains (losses)	(23,479)	78,699	70,508	(91,774)	15,208
Change in unrealized gains (losses)	18,554	109,843	23,381	360,594	7,493
Increase (decrease) in net assets from operations	6,060	183,498	134,165	256,396	21,492
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,020	—	8,069	6,783	—
Transfers for contract benefits and terminations**	(70,438)	(82,954)	(357,072)	(72,813)	(14,715)
Loans-net	—	—	(161)	—	—
Contract Maintenance Charge	(194)	—	(1,369)	(1,084)	—
Transfers among the sub-accounts and with the
Fixed Account - net	14,113	312,759	(41,468)	(102,323)	(27,895)
Increase (decrease) in net assets from contract
transactions	(55,499)	229,805	(392,001)	(169,437)	(42,610)
INCREASE (DECREASE) IN NET ASSETS	(49,439)	413,303	(257,836)	86,959	(21,118)
NET ASSETS AT BEGINNING OF PERIOD	650,574	795,448	2,546,655	1,889,166	233,841
NET ASSETS AT END OF PERIOD	$601,135	$1,208,751	$2,288,819	$1,976,125	$212,723
UNITS OUTSTANDING
Units outstanding at beginning of period	68,014	22,867	140,338	79,650	6,407
Units issued	4,235	10,833	2,209	3,824	440
Units redeemed	(8,916)	(3,866)	(23,947)	(11,681)	(1,867)
Units outstanding at end of period	63,333	29,834	118,600	71,793	4,980
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Federated	Federated
	Federated	Hermes	Hermes
	Hermes	High Income	Managed
	Fund for	Bond	Volatility	Fidelity VIP	Fidelity VIP
	U.S. Government	Fund II	Fund II	Asset Manager	Asset Manager
	Securities II	Primary Shares	Primary Shares	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$42,635	$186,444	$17,146	$1,806	$(4,831)
Net realized gains (losses)	1,067	(66,946)	17,394	55,336	30,419
Change in unrealized gains (losses)	119,377	35,355	(57,011)	346,286	161,970
Increase (decrease) in net assets from operations	163,079	154,853	(22,471)	403,428	187,558
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	32,900	24,398	908	12,050	7,888
Transfers for contract benefits and terminations**	(393,109)	(501,603)	(174,187)	(328,809)	(110,833)
Loans-net	—	—	—	2,429	—
Contract Maintenance Charge	(2,389)	(2,274)	(724)	(1,536)	(1,128)
Transfers among the sub-accounts and with the
Fixed Account - net	111,875	(265,767)	(42,524)	110,171	(13,274)
Increase (decrease) in net assets from contract
transactions	(250,723)	(745,246)	(216,527)	(205,695)	(117,347)
INCREASE (DECREASE) IN NET ASSETS	(87,644)	(590,393)	(238,998)	197,733	70,211
NET ASSETS AT BEGINNING OF PERIOD	4,457,139	4,962,261	1,673,899	3,192,709	1,547,212
NET ASSETS AT END OF PERIOD	$4,369,495	$4,371,868	$1,434,901	$3,390,442	$1,617,423
UNITS OUTSTANDING
Units outstanding at beginning of period	265,318	181,170	76,775	121,703	83,383
Units issued	21,166	14,785	3,930	8,646	744
Units redeemed	(37,319)	(41,090)	(13,723)	(15,977)	(6,767)
Units outstanding at end of period	249,165	154,865	66,982	114,372	77,360
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Contrafund	Contrafund	Equity-Income	Equity-Income	Money Market
	Initial Class	Service Class 2	Initial Class	Service Class 2	Initial Class*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(342,468)	$(132,435)	$37,130	$1,651	$(190,462)
Net realized gains (losses)	1,312,496	454,239	491,897	238,869	—
Change in unrealized gains (losses)	6,170,719	1,976,592	(19,961)	4,753	—
Increase (decrease) in net assets from operations	7,140,747	2,298,396	509,066	245,273	(190,462)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	197,334	35,810	25,037	18,906	84,919
Transfers for contract benefits and terminations**	(1,879,181)	(848,515)	(1,205,704)	(557,497)	(3,031,988)
Loans-net	1,090	—	(209)	2,878	4,266
Contract Maintenance Charge	(11,534)	(8,903)	(5,356)	(4,606)	(22,820)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,214,525)	(283,241)	(220,634)	(69,181)	4,885,441
Increase (decrease) in net assets from contract
transactions	(2,906,816)	(1,104,849)	(1,406,866)	(609,500)	1,919,818
INCREASE (DECREASE) IN NET ASSETS	4,233,931	1,193,547	(897,800)	(364,227)	1,729,356
NET ASSETS AT BEGINNING OF PERIOD	26,458,475	8,711,450	12,817,414	6,236,745	14,125,872
NET ASSETS AT END OF PERIOD	$30,692,406	$9,904,997	$11,919,614	$5,872,518	$15,855,228
UNITS OUTSTANDING
Units outstanding at beginning of period	619,591	262,745	334,165	276,095	1,344,481
Units issued	12,978	6,909	18,172	18,218	1,058,244
Units redeemed	(76,522)	(36,934)	(63,092)	(45,583)	(880,774)
Units outstanding at end of period	556,047	232,720	289,245	248,730	1,521,951
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP
	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Money Market	Growth	Growth	Index 500	Index 500
	Service Class 2	Initial Class	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(96,613)	$(261,712)	$(79,125)	$43,474	$(101)
Net realized gains (losses)	—	3,145,189	974,725	1,882,670	936,870
Change in unrealized gains (losses)	—	3,825,594	958,184	1,124,999	728,078
Increase (decrease) in net assets from operations	(96,613)	6,709,071	1,853,784	3,051,143	1,664,847
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,443	196,408	8,381	184,310	13,983
Transfers for contract benefits and terminations**	(1,726,740)	(2,413,500)	(625,327)	(1,833,737)	(878,686)
Loans-net	—	8,981	—	(58)	2,781
Contract Maintenance Charge	(13,884)	(7,964)	(1,412)	(9,685)	(11,211)
Transfers among the sub-accounts and with the
Fixed Account - net	1,480,400	(554,482)	(431,064)	(903,481)	(264,789)
Increase (decrease) in net assets from contract
transactions	(239,781)	(2,770,557)	(1,049,422)	(2,562,651)	(1,137,922)
INCREASE (DECREASE) IN NET ASSETS	(336,394)	3,938,514	804,362	488,492	526,925
NET ASSETS AT BEGINNING OF PERIOD	7,817,515	17,476,032	5,167,078	22,019,319	11,794,900
NET ASSETS AT END OF PERIOD	$7,481,121	$21,414,546	$5,971,440	$22,507,811	$12,321,825
UNITS OUTSTANDING
Units outstanding at beginning of period	823,845	507,792	150,289	780,952	402,976
Units issued	263,341	16,700	4,800	38,645	18,203
Units redeemed	(288,433)	(83,841)	(32,591)	(140,841)	(58,601)
Units outstanding at end of period	798,753	440,651	122,498	678,756	362,578
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Goldman Sachs	Goldman Sachs
	Fidelity VIP			VIT International	VIT Mid
	Investment	Fidelity VIP	Fidelity VIP	Equity Insights	Cap Value
	Grade Bond	Overseas	Overseas	Institutional	Institutional
	Service Class 2	Initial Class	Service Class 2	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$28,107	$(46,218)	$(70,500)	$672	$(10,476)
Net realized gains (losses)	73,301	174,869	218,862	(11,976)	4,662
Change in unrealized gains (losses)	338,289	430,846	560,571	25,581	116,408
Increase (decrease) in net assets from operations	439,697	559,497	708,933	14,277	110,594
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	23,439	31,788	29,668	—	2,064
Transfers for contract benefits and terminations**	(881,550)	(348,802)	(538,121)	(25,740)	(112,612)
Loans-net	2,303	467	—	—	—
Contract Maintenance Charge	(7,519)	(1,803)	(6,324)	(114)	(1,636)
Transfers among the sub-accounts and with the
Fixed Account - net	30,249	(285,690)	(246,003)	13,899	(4,702)
Increase (decrease) in net assets from contract
transactions	(833,078)	(604,040)	(760,780)	(11,955)	(116,886)
INCREASE (DECREASE) IN NET ASSETS	(393,381)	(44,543)	(51,847)	2,322	(6,292)
NET ASSETS AT BEGINNING OF PERIOD	6,652,214	4,634,688	5,817,088	386,397	1,276,916
NET ASSETS AT END OF PERIOD	$6,258,833	$4,590,145	$5,765,241	$388,719	$1,270,624
UNITS OUTSTANDING
Units outstanding at beginning of period	441,864	248,626	312,886	29,392	104,828
Units issued	37,900	9,475	12,964	1,929	15,149
Units redeemed	(92,470)	(41,066)	(52,798)	(3,237)	(22,258)
Units outstanding at end of period	387,294	217,035	273,052	28,084	97,719
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco
	VIT Small Cap	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity Insights	International	American	American	Invesco V.I.
	Institutional	Growth	Franchise	Franchise	American Value
	Shares	Series II	Series I	Series II	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,617)	$(7,339)	$(4,470)	$(7,895)	$(37,045)
Net realized gains (losses)	(53,127)	38,063	37,821	54,616	(136,869)
Change in unrealized gains (losses)	10,998	133,131	51,832	128,212	5,043
Increase (decrease) in net assets from operations	(46,746)	163,855	85,183	174,933	(168,871)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,106	—	718	6,546
Transfers for contract benefits and terminations**	(149,638)	(54,503)	(13,077)	(23,736)	(401,616)
Loans-net	—	288	—	(1)	(1)
Contract Maintenance Charge	(148)	(244)	—	(267)	(1,829)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,668)	20,226	(49,353)	(11,234)	(211,471)
Increase (decrease) in net assets from contract
transactions	(188,454)	(33,127)	(62,430)	(34,520)	(608,371)
INCREASE (DECREASE) IN NET ASSETS	(235,200)	130,728	22,753	140,413	(777,242)
NET ASSETS AT BEGINNING OF PERIOD	584,777	894,268	296,558	463,136	7,357,995
NET ASSETS AT END OF PERIOD	$349,577	$1,024,996	$319,311	$603,549	$6,580,753
UNITS OUTSTANDING
Units outstanding at beginning of period	15,132	37,810	13,969	20,055	242,145
Units issued	556	2,426	5	45	11,754
Units redeemed	(7,208)	(3,680)	(3,146)	(1,406)	(36,639)
Units outstanding at end of period	8,480	36,556	10,828	18,694	217,260
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Invesco V.I.		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Discovery Mid	Invesco V.I.	Government	Growth
	Core Equity	Cap Growth	Global	Securities	and Income
	Series II	Series II*	Series II*	Series II	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,025)	$(48,976)	$(35,595)	$8,293	$42,300
Net realized gains (losses)	301,378	240,553	220,224	4,874	(116,810)
Change in unrealized gains (losses)	(151,728)	1,358,810	556,967	39,960	112,091
Increase (decrease) in net assets from operations	143,625	1,550,387	741,596	53,127	37,581
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	13,503	8,910	15,230	1,250	17,688
Transfers for contract benefits and terminations**	(112,495)	(380,889)	(281,831)	(63,985)	(827,592)
Loans-net	—	—	1,254	—	4,024
Contract Maintenance Charge	(1,471)	(1,752)	(1,654)	(2,372)	(7,092)
Transfers among the sub-accounts and with the
Fixed Account - net	(38,045)	2,365,060	(257,266)	37,786	154,692
Increase (decrease) in net assets from contract
transactions	(138,508)	1,991,329	(524,267)	(27,321)	(658,280)
INCREASE (DECREASE) IN NET ASSETS	5,117	3,541,716	217,329	25,806	(620,699)
NET ASSETS AT BEGINNING OF PERIOD	1,290,575	1,251,213	3,409,920	1,247,112	10,590,578
NET ASSETS AT END OF PERIOD	$1,295,692	$4,792,929	$3,627,249	$1,272,918	$9,969,879
UNITS OUTSTANDING
Units outstanding at beginning of period	65,168	46,662	120,564	104,205	412,326
Units issued	4,925	245,624	1,610	18,059	43,727
Units redeemed	(11,626)	(43,609)	(19,976)	(20,171)	(69,125)
Units outstanding at end of period	58,467	248,677	102,198	102,093	386,928
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Main Street	Main Street	Value	Value
	High Yield	Mid Cap	Small Cap	Opportunities	Opportunities
	Series I	Series II*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$23,290	$(25,703)	$(129,768)	$(25,162)	$(17,313)
Net realized gains (losses)	(4,842)	435,109	312,282	(111,823)	(36,535)
Change in unrealized gains (losses)	(13,023)	(203,875)	1,748,973	191,670	140,500
Increase (decrease) in net assets from operations	5,425	205,531	1,931,487	54,685	86,652
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	10,537	34,420	2,998	4,804
Transfers for contract benefits and terminations**	(43,835)	(270,310)	(1,116,033)	(210,313)	(103,611)
Loans-net	—	(1)	1,440	—	—
Contract Maintenance Charge	(132)	(2,423)	(6,712)	(801)	(1,598)
Transfers among the sub-accounts and with the
Fixed Account - net	5,324	(63,217)	(387,801)	(71,576)	(13,002)
Increase (decrease) in net assets from contract
transactions	(38,643)	(325,414)	(1,474,686)	(279,692)	(113,407)
INCREASE (DECREASE) IN NET ASSETS	(33,218)	(119,883)	456,801	(225,007)	(26,755)
NET ASSETS AT BEGINNING OF PERIOD	589,543	2,707,995	12,261,860	2,838,808	1,446,416
NET ASSETS AT END OF PERIOD	$556,325	$2,588,112	$12,718,661	$2,613,801	$1,419,661
UNITS OUTSTANDING
Units outstanding at beginning of period	29,913	119,544	378,749	166,305	88,514
Units issued	707	11,934	20,673	13,922	13,883
Units redeemed	(2,897)	(24,855)	(66,028)	(32,910)	(18,724)
Units outstanding at end of period	27,723	106,623	333,394	147,317	83,673
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	VIT Balanced	VIT Balanced	VIT Enterprise	VIT Flexible Bond	VIT Forty
	Institutional	Service	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$61,986	$(1,559)	$(214,007)	$65,489	$(23,328)
Net realized gains (losses)	1,028,860	119,655	2,003,962	22,726	193,190
Change in unrealized gains (losses)	1,149,328	148,299	833,394	298,211	424,137
Increase (decrease) in net assets from operations	2,240,174	266,395	2,623,349	386,426	593,999
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	63,573	1,250	67,704	17,788	—
Transfers for contract benefits and terminations	(1,329,983)	(186,659)	(1,504,001)	(384,028)	(99,902)
Loans-net	(497)	154	4,195	—	—
Contract Maintenance Charge	(8,246)	(2,372)	(7,766)	(1,805)	(250)
Transfers among the sub-accounts and with the
Fixed Account - net	(370,211)	(33,133)	(527,235)	237,430	(85,469)
Increase (decrease) in net assets from contract
transactions	(1,645,364)	(220,760)	(1,967,103)	(130,615)	(185,621)
INCREASE (DECREASE) IN NET ASSETS	594,810	45,635	656,246	255,811	408,378
NET ASSETS AT BEGINNING OF PERIOD	18,974,159	2,392,281	16,967,846	4,421,607	1,750,810
NET ASSETS AT END OF PERIOD	$19,568,969	$2,437,916	$17,624,092	$4,677,418	$2,159,188
UNITS OUTSTANDING
Units outstanding at beginning of period	450,192	84,216	363,866	192,611	38,085
Units issued	16,433	1,255	6,851	23,578	1,279
Units redeemed	(53,457)	(9,018)	(59,232)	(30,748)	(5,078)
Units outstanding at end of period	413,168	76,453	311,485	185,441	34,286
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Janus Henderson	Janus Henderson	Janus Henderson
	Janus Henderson	VIT Global	VIT Global	VIT Mid	Janus Henderson
	VIT Forty	Research	Research	Cap Value	VIT Overseas
	Service	Institutional	Service	Service	Service
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(38,517)	$(66,779)	$(3,312)	$(14,426)	$(6,124)
Net realized gains (losses)	324,770	1,026,199	36,182	17,649	(76,085)
Change in unrealized gains (losses)	562,309	663,369	27,071	(112,164)	327,509
Increase (decrease) in net assets from operations	848,562	1,622,789	59,941	(108,941)	245,300
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	570	156,886	—	9,038	10,454
Transfers for contract benefits and terminations	(107,783)	(813,370)	(23,473)	(198,675)	(327,095)
Loans-net	—	3,195	—	51	391
Contract Maintenance Charge	(1,468)	(4,670)	(110)	(3,260)	(1,300)
Transfers among the sub-accounts and with the
Fixed Account - net	(272,666)	(322,966)	(11,915)	(10,294)	(154,794)
Increase (decrease) in net assets from contract
transactions	(381,347)	(980,925)	(35,498)	(203,140)	(472,344)
INCREASE (DECREASE) IN NET ASSETS	467,215	641,864	24,443	(312,081)	(227,044)
NET ASSETS AT BEGINNING OF PERIOD	2,408,381	9,790,135	384,628	3,430,879	2,267,432
NET ASSETS AT END OF PERIOD	$2,875,596	$10,431,999	$409,071	$3,118,798	$2,040,388
UNITS OUTSTANDING
Units outstanding at beginning of period	54,917	376,013	20,161	120,127	178,136
Units issued	818	18,653	33	4,943	15,434
Units redeemed	(7,792)	(55,221)	(2,015)	(12,724)	(52,753)
Units outstanding at end of period	47,943	339,445	18,179	112,346	140,817
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					Legg Mason
					Partners
	Janus Henderson	JPMorgan IT	Lazard Retirement	Lazard Retirement	Clearbridge
	VIT Research	Small Cap	Series Emerging	Series International	Variable Large
	Institutional	Core	Market Equity	Equity	Cap Value
	Shares	Class 1	Service Shares	Service Shares	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(121,385)	$(3,530)	$7,877	$1,308	$(5,865)
Net realized gains (losses)	1,585,688	48,860	(21,760)	1,894	521,106
Change in unrealized gains (losses)	1,867,925	42,707	(47,360)	6,953	(377,948)
Increase (decrease) in net assets from operations	3,332,228	88,037	(61,243)	10,155	137,293
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	63,228	—	—	—	5,450
Transfers for contract benefits and terminations	(1,247,533)	(21,721)	(24,087)	(5,921)	(456,962)
Loans-net	—	—	—	—	288
Contract Maintenance Charge	(6,220)	(247)	(217)	(70)	(1,429)
Transfers among the sub-accounts and with the
Fixed Account - net	(365,413)	(18,256)	(81,954)	(13,952)	21,831
Increase (decrease) in net assets from contract
transactions	(1,555,938)	(40,224)	(106,258)	(19,943)	(430,822)
INCREASE (DECREASE) IN NET ASSETS	1,776,290	47,813	(167,501)	(9,788)	(293,529)
NET ASSETS AT BEGINNING OF PERIOD	11,768,325	791,960	1,037,549	196,480	5,063,515
NET ASSETS AT END OF PERIOD	$13,544,615	$839,773	$870,048	$186,692	$4,769,986
UNITS OUTSTANDING
Units outstanding at beginning of period	316,148	22,661	26,052	13,066	197,195
Units issued	9,844	462	1,086	137	8,470
Units redeemed	(58,650)	(1,666)	(4,695)	(1,563)	(25,997)
Units outstanding at end of period	267,342	21,457	22,443	11,640	179,668
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Legg Mason
	Partners
	Western Asset
	Variable Global	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	High Yield Bond	Growth	High Yield	Investors Trust	Investors Trust
	Class II	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$76,552	$(49,810)	$55,931	$(15,574)	$(5,501)
Net realized gains (losses)	(42,354)	489,012	(37,070)	93,123	37,393
Change in unrealized gains (losses)	160,387	418,750	13,821	126,209	20,417
Increase (decrease) in net assets from operations	194,585	857,952	32,682	203,758	52,309
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,745	16,236	2,570	3,340	700
Transfers for contract benefits and terminations	(364,619)	(648,927)	(185,475)	(110,306)	(57,596)
Contract Maintenance Charge	(5,607)	(1,639)	(1,883)	(821)	(431)
Transfers among the sub-accounts and with the
Fixed Account - net	48,802	(13,153)	30,482	(2,529)	(27,751)
Increase (decrease) in net assets from contract
transactions	(300,679)	(647,483)	(154,306)	(110,316)	(85,078)
INCREASE (DECREASE) IN NET ASSETS	(106,094)	210,469	(121,624)	93,442	(32,769)
NET ASSETS AT BEGINNING OF PERIOD	4,038,039	3,235,386	1,598,102	1,770,290	566,358
NET ASSETS AT END OF PERIOD	$3,931,945	$3,445,855	$1,476,478	$1,863,732	$533,589
UNITS OUTSTANDING
Units outstanding at beginning of period	209,430	117,469	85,045	67,960	19,119
Units issued	8,670	4,286	9,204	694	332
Units redeemed	(24,677)	(31,990)	(17,453)	(4,558)	(3,355)
Units outstanding at end of period	193,423	89,765	76,796	64,096	16,096
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT
	Massachusetts
	Investors	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Growth Stock	New Discovery	New Discovery	Research	Total Return
	Service Class	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(34,036)	$(90,492)	$(31,798)	$(7,173)	$41,967
Net realized gains (losses)	350,897	714,032	271,855	65,213	290,977
Change in unrealized gains (losses)	154,126	1,666,344	522,824	70,700	110,064
Increase (decrease) in net assets from operations	470,987	2,289,884	762,881	128,740	443,008
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,898	25,091	135	1,852	23,799
Transfers for contract benefits and terminations	(258,431)	(448,265)	(262,202)	(39,938)	(741,647)
Loans-net	—	2,955	194	—	120
Contract Maintenance Charge	(3,245)	(2,113)	(649)	(486)	(1,986)
Transfers among the sub-accounts and with the
Fixed Account - net	(182,830)	(83,688)	(154,455)	(98,458)	(31,046)
Increase (decrease) in net assets from contract
transactions	(440,608)	(506,020)	(416,977)	(137,030)	(750,760)
INCREASE (DECREASE) IN NET ASSETS	30,379	1,783,864	345,904	(8,290)	(307,752)
NET ASSETS AT BEGINNING OF PERIOD	2,717,624	5,619,860	2,124,514	959,941	6,197,616
NET ASSETS AT END OF PERIOD	$2,748,003	$7,403,724	$2,470,418	$951,651	$5,889,864
UNITS OUTSTANDING
Units outstanding at beginning of period	83,933	153,845	63,175	34,205	235,251
Units issued	2,551	4,092	1,092	403	5,735
Units redeemed	(15,836)	(17,742)	(12,725)	(4,811)	(34,476)
Units outstanding at end of period	70,648	140,195	51,542	29,797	206,510
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	Morgan Stanley	Morgan Stanley
	Total Return	Utilities	Value	VIF Discovery	VIF Growth
	Service Class	Service Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$10,648	$6,312	$(1,695)	$(21,717)	$(169,319)
Net realized gains (losses)	82,248	44,440	79,827	238,529	1,819,725
Change in unrealized gains (losses)	63,284	(22,940)	(66,536)	1,131,001	6,657,081
Increase (decrease) in net assets from operations	156,180	27,812	11,596	1,347,813	8,307,487
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	7,162	—	1,025	198	198
Transfers for contract benefits and terminations	(183,125)	(52,027)	(144,512)	(155,163)	(408,973)
Loans-net	(1)	—	—	—	—
Contract Maintenance Charge	(2,861)	(395)	(1,386)	(570)	(1,383)
Transfers among the sub-accounts and with the
Fixed Account - net	3,364	(53,738)	(16,407)	(113,481)	(493,298)
Increase (decrease) in net assets from contract
transactions	(175,461)	(106,160)	(161,280)	(269,016)	(903,456)
INCREASE (DECREASE) IN NET ASSETS	(19,281)	(78,348)	(149,684)	1,078,797	7,404,031
NET ASSETS AT BEGINNING OF PERIOD	2,260,635	1,102,419	1,267,882	1,113,970	7,651,068
NET ASSETS AT END OF PERIOD	$2,241,354	$1,024,071	$1,118,198	$2,192,767	$15,055,099
UNITS OUTSTANDING
Units outstanding at beginning of period	112,626	25,714	42,589	30,259	150,792
Units issued	1,770	332	2,396	42	2,488
Units redeemed	(10,775)	(3,122)	(8,027)	(6,313)	(14,565)
Units outstanding at end of period	103,621	22,924	36,958	23,988	138,715
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			PIMCO VIT
			International
		Morgan Stanley	Bond (U.S.	PIMCO VIT	PIMCO VIT
	Morgan Stanley	VIF U.S.	Dollar-Hedged)	Real Return	Total Return
	VIF Growth	Real Estate	Institutional	Institutional	Institutional
	Class II	Class II	Class	Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(51,966)	$39,467	$211,432	$(7,319)	$117,851
Net realized gains (losses)	2,526,256	107,091	54,773	18,431	403,738
Change in unrealized gains (losses)	335,501	(1,021,425)	(91,803)	431,673	774,284
Increase (decrease) in net assets from operations	2,809,791	(874,867)	174,402	442,785	1,295,873
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	325	9,947	25,436	3,596	67,096
Transfers for contract benefits and terminations	(4,733,316)	(598,422)	(672,001)	(446,012)	(2,153,525)
Loans-net	—	51	103	103	3,927
Contract Maintenance Charge	(345)	(5,927)	(5,400)	(7,518)	(13,039)
Transfers among the sub-accounts and with the
Fixed Account - net	(44,768)	323,282	27,658	(34,206)	(223,009)
Increase (decrease) in net assets from contract
transactions	(4,778,104)	(271,069)	(624,204)	(484,037)	(2,318,550)
INCREASE (DECREASE) IN NET ASSETS	(1,968,313)	(1,145,936)	(449,802)	(41,252)	(1,022,677)
NET ASSETS AT BEGINNING OF PERIOD	3,634,118	5,045,573	5,285,289	4,896,988	19,772,655
NET ASSETS AT END OF PERIOD	$1,665,805	$3,899,637	$4,835,487	$4,855,736	$18,749,978
UNITS OUTSTANDING
Units outstanding at beginning of period	75,528	183,537	286,522	337,680	1,096,895
Units issued	631	29,437	34,572	24,502	87,832
Units redeemed	(59,529)	(38,661)	(68,574)	(57,395)	(210,245)
Units outstanding at end of period	16,630	174,313	252,520	304,787	974,482
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Putnam VT	Rydex VT
	Putnam VT	International	Guggenheim		T. Rowe Price
	High Yield	Value	Long Short	Rydex VT	All-Cap
	Class IB	Class IB	Equity	NASDAQ-100®	Opportunities*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$33,625	$7,532	$(3,365)	$(14,496)	$(73,209)
Net realized gains (losses)	(27,354)	(25,941)	(34,008)	195,152	1,082,008
Change in unrealized gains (losses)	8,733	33,914	9,142	215,965	727,837
Increase (decrease) in net assets from operations	15,004	15,505	(28,231)	396,621	1,736,636
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,944	4,210	—	17,930
Transfers for contract benefits and terminations	(48,174)	(68,278)	(61,372)	(40,273)	(565,177)
Loans-net	—	350	—	—	—
Contract Maintenance Charge	(208)	(420)	(517)	(166)	(910)
Transfers among the sub-accounts and with the
Fixed Account - net	(101,087)	4,895	22,723	(41,591)	17,448
Increase (decrease) in net assets from contract
transactions	(149,469)	(60,509)	(34,956)	(82,030)	(530,709)
INCREASE (DECREASE) IN NET ASSETS	(134,465)	(45,004)	(63,187)	314,591	1,205,927
NET ASSETS AT BEGINNING OF PERIOD	936,097	962,141	425,424	1,048,938	4,403,033
NET ASSETS AT END OF PERIOD	$801,632	$917,137	$362,237	$1,363,529	$5,608,960
UNITS OUTSTANDING
Units outstanding at beginning of period	36,671	56,803	29,970	39,259	127,024
Units issued	1,307	8,013	27,959	1,653	5,415
Units redeemed	(7,563)	(11,914)	(33,382)	(4,770)	(17,767)
Units outstanding at end of period	30,415	52,902	24,547	36,142	114,672
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	T. Rowe Price			T. Rowe Price	T. Rowe Price
	Blue Chip	T. Rowe Price	T. Rowe Price	International	Mid-Cap
	Growth II	Equity Income	Equity Income II	Stock	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(111,117)	$46,857	$39,314	$(25,646)	$(123,367)
Net realized gains (losses)	1,387,899	111,754	192,535	135,904	767,092
Change in unrealized gains (losses)	675,262	(254,722)	(226,876)	210,857	1,052,173
Increase (decrease) in net assets from operations	1,952,044	(96,111)	4,973	321,115	1,695,898
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18,004	82,382	21,691	20,774	13,055
Transfers for contract benefits and terminations	(861,478)	(608,087)	(810,966)	(153,604)	(507,125)
Loans-net	—	978	1,151	339	—
Contract Maintenance Charge	(6,757)	(2,522)	(8,422)	(757)	(3,465)
Transfers among the sub-accounts and with the
Fixed Account - net	(667,193)	(163,888)	200,211	(153,116)	(139,606)
Increase (decrease) in net assets from contract
transactions	(1,517,424)	(691,137)	(596,335)	(286,364)	(637,141)
INCREASE (DECREASE) IN NET ASSETS	434,620	(787,248)	(591,362)	34,751	1,058,757
NET ASSETS AT BEGINNING OF PERIOD	7,144,925	7,619,805	8,802,830	2,832,667	8,229,037
NET ASSETS AT END OF PERIOD	$7,579,545	$6,832,557	$8,211,468	$2,867,418	$9,287,794
UNITS OUTSTANDING
Units outstanding at beginning of period	193,234	241,498	370,846	176,285	144,006
Units issued	9,726	11,941	35,667	4,786	1,055
Units redeemed	(47,345)	(35,795)	(58,313)	(20,710)	(11,018)
Units outstanding at end of period	155,615	217,644	348,200	160,361	134,043
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	VanEck VIP
	Emerging	VanEck VIP
	Markets	Global Resources	Allspring VT	Allspring VT
	Initial Class	Initial Class	Discovery	Opportunity
	Shares	Shares*	Class 2*	Class 2*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$5,502	$(5,133)	$(52,081)	$(37,752)
Net realized gains (losses)	58,991	(69,982)	500,617	358,899
Change in unrealized gains (losses)	98,194	226,277	1,278,490	317,692
Increase (decrease) in net assets from operations	162,687	151,162	1,727,026	638,839
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,145	8,317	7,856	32,945
Transfers for contract benefits and terminations	(218,770)	(90,921)	(404,220)	(428,058)
Loans-net	103	103	—	102
Contract Maintenance Charge	(779)	(581)	(1,697)	(1,847)
Transfers among the sub-accounts and with the
Fixed Account - net	(74,951)	36,739	(87,641)	(149,778)
Increase (decrease) in net assets from contract
transactions	(290,252)	(46,343)	(485,702)	(546,636)
INCREASE (DECREASE) IN NET ASSETS	(127,565)	104,819	1,241,324	92,203
NET ASSETS AT BEGINNING OF PERIOD	1,355,733	886,868	3,036,645	3,727,760
NET ASSETS AT END OF PERIOD	$1,228,168	$991,687	$4,277,969	$3,819,963
UNITS OUTSTANDING
Units outstanding at beginning of period	42,154	51,747	73,453	126,838
Units issued	354	5,812	3,589	2,310
Units redeemed	(9,579)	(7,842)	(12,294)	(19,786)
Units outstanding at end of period	32,929	49,717	64,748	109,362

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1. Organization
Lincoln Benefit Life Variable Annuity Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). In 2006, Lincoln Benefit entered into an administrative services agreement (the “Agreement”) with Allstate Life Insurance Company ("ALIC"), whereby ALIC agreed to be responsible for servicing the individual variable annuity contracts, including the payment of benefits, oversight of investment management and contract administration. ALIC subsequently appointed The Prudential Insurance Company of America (“Prudential”) as administrator of the contracts. In accordance with an administrative services agreement between ALIC and Prudential (the “Sub-contracting Agreement”), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.
On January 26, 2021, Allstate Insurance Company entered into a purchase agreement with Everlake US Holdings Company (formerly Antelope US Holdings Company), an affiliate of an investment fund managed by Blackstone Inc. to sell Everlake Life Insurance Company (“ELIC, formerly known as ALIC) and certain affiliates. The necessary state regulatory approvals were received on October 29, 2021, and the sale of ELIC and certain affiliates was completed on November 1, 2021, at which time Everlake US Holdings Company became the parent of ALIC. Subsequently ALIC was renamed ELIC.
The obligations of Prudential under the Sub-contracting Agreement are to ELIC and ELIC continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit’s obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.
Lincoln Benefit issued six variable annuity contracts; Investor’s Select, Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner, and LBL Advantage (collectively the “Contracts”), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new contractholders. Absent any contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alger Capital Appreciation Class I-2	Fidelity VIP Asset Manager Service Class 2
Alger Capital Appreciation Class S	Fidelity VIP Contrafund Initial Class
Alger Growth & Income Class I-2	Fidelity VIP Contrafund Service Class 2
Alger Large Cap Growth Class I-2	Fidelity VIP Equity-Income Initial Class
Alger Large Cap Growth Class S	Fidelity VIP Equity-Income Service Class 2
Alger Mid Cap Growth Class I-2	Fidelity VIP Government Money Market Initial Class*
Alger Mid Cap Growth Class S	Fidelity VIP Government Money Market Service Class 2
Alger Small Cap Growth Class I-2	Fidelity VIP Growth Initial Class
DWS Bond VIP Class A*	Fidelity VIP Growth Service Class 2
DWS Core Equity VIP Class A	Fidelity VIP Index 500 Initial Class
DWS CROCI® International VIP Class A	Fidelity VIP Index 500 Service Class 2
DWS Equity 500 Index VIP Class B	Fidelity VIP Investment Grade Bond Service Class 2
DWS Global Income Builder VIP Class A	Fidelity VIP Overseas Initial Class
DWS Global Small Cap VIP Class A	Fidelity VIP Overseas Service Class 2
DWS Small Cap Index VIP Class B	Goldman Sachs VIT International Equity Insights Institutional Shares
Federated Hermes Fund for U.S. Government Securities II	Goldman Sachs VIT Mid Cap Value Institutional Shares
Federated Hermes High Income Bond Fund II Primary Shares	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
Federated Hermes Managed Volatility Fund II Primary Shares	Invesco Oppenheimer V.I. International Growth Series II

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Fidelity VIP Asset Manager Initial Class	Invesco V.I. American Franchise Series I
Invesco V.I. American Franchise Series II	MFS VIT Investors Trust Initial Class
Invesco V.I. American Value Series I*	MFS VIT Investors Trust Service Class
Invesco V.I. American Value Series II*	MFS VIT Massachusetts Investors Growth Stock Service Class
Invesco V.I. Core Equity Series II	MFS VIT New Discovery Initial Class
Invesco V.I. Discovery Mid Cap Growth Series II*	MFS VIT New Discovery Service Class
Invesco V.I. Global Series II*	MFS VIT Research Initial Class
Invesco V.I. Government Securities Series II	MFS VIT Total Return Initial Class
Invesco V.I. Growth and Income Series II	MFS VIT Total Return Service Class
Invesco V.I. High Yield Series I	MFS VIT Utilities Service Class
Invesco V.I. Main Street Mid Cap Series II*	MFS VIT Value Service Class
Invesco V.I. Main Street Small Cap Series II*	Morgan Stanley VIF Discovery Class I
Invesco V.I. Value Opportunities Series I*	Morgan Stanley VIF Growth Class I
Invesco V.I. Value Opportunities Series II*	Morgan Stanley VIF Growth Class II
Janus Henderson VIT Balanced Institutional Shares	Morgan Stanley VIF U.S. Real Estate Class II
Janus Henderson VIT Balanced Service Shares	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
Janus Henderson VIT Enterprise Institutional Shares	PIMCO VIT Real Return Institutional Class
Janus Henderson VIT Flexible Bond Institutional Shares	PIMCO VIT Total Return Institutional Class
Janus Henderson VIT Forty Institutional Shares	Putnam VT High Yield Class IB
Janus Henderson VIT Forty Service Shares	Putnam VT International Value Class IB
Janus Henderson VIT Global Research Institutional Shares	Rydex VT Guggenheim Long Short Equity
Janus Henderson VIT Global Research Service Shares	Rydex VT NASDAQ-100®
Janus Henderson VIT Mid Cap Value Service Shares	T. Rowe Price All-Cap Opportunities*
Janus Henderson VIT Overseas Service Shares	T. Rowe Price Blue Chip Growth II
Janus Henderson VIT Research Institutional Shares	T. Rowe Price Equity Income
JPMorgan IT Small Cap Core Class 1	T. Rowe Price Equity Income II
Lazard Retirement Series Emerging Market Equity Service Shares	T. Rowe Price International Stock
Lazard Retirement Series International Equity Service Shares	T. Rowe Price Mid-Cap Growth
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	VanEck VIP Emerging Markets Initial Class Shares
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	VanEck VIP Global Resources Initial Class Shares*
MFS VIT Growth Initial Class	Allspring VT Discovery Class 2*
MFS VIT High Yield Service Class	Allspring VT Opportunity Class 2*
* See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.
The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholders to the Fixed Account in which the contractholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Reclassifications - Certain prior year amounts were reclassified to conform to the current year's presentation.
Subsequent Event - Subsequent events were evaluated through March 31, 2022, the date the financial statements were available to be issued.

2. Portfolio Changes
The following sub-account was opened during the year ended December 31, 2021:

Date:	Fund Name:
April 30, 2021	Invesco V.I. American Value Series II
Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2021	Invesco V.I. Value Opportunities Series I	Invesco V.I. American Value Series I
April 30, 2021	Invesco V.I. Value Opportunities Series II	Invesco V.I. American Value Series II
October 28, 2021	DWS Bond VIP Class A	Fidelity VIP Government Money Market Initial Class
The following sub-account changes occurred during the year ended December 31, 2021:

New fund name:	Former fund name:
Allspring VT Discovery Class 2	Wells Fargo VT Discovery Class 2
Allspring VT Opportunity Class 2	Wells Fargo VT Opportunity Class 2
Invesco V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
Invesco V.I. Global Series II	Invesco Oppenheimer V.I. Global Series II
Invesco V.I. Main Street Mid Cap Series II	Invesco V.I. Mid Cap Core Equity Series II
Invesco V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Series II
T. Rowe Price All-Cap Opportunities	T. Rowe Price New America Growth
VanEck VIP Global Resources Initial Class Shares	VanEck VIP Global Hard Assets Initial Class Shares

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code.
The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2021 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in Payout (Annuitization) Period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 3.50% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts that are not yet paid. The changes in mortality risks are included in “Transfers for contract benefits and terminations” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets; or
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-accounts can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize the transfer of securities among the levels at the beginning of the reporting period.

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in "Transfers for contract benefits and terminations" on the Statements of Changes in Net Assets, but are remitted to Lincoln Benefit.
Mortality and Expense Risk Charge - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and the cost of administering the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge.
Administrative Expense Charge - Lincoln Benefit deducts administrative expense charges daily at a rate equal to 0.15% per annum of the average daily net assets of the Account for Investor’s Select and 0.10% for Consultant I, Consultant II, Consultant Solutions (Classic, Elite, Plus, Select), Premier Planner and LBL Advantage. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. For Investor’s Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions (Classic, Elite, Plus, Select), the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6. Purchases of Investments
The cost of investments purchased during the year ended December 31, 2021 was as follows:

Purchases
Alger Capital Appreciation Class I-2	$2,413,644
Alger Capital Appreciation Class S	700,041
Alger Growth & Income Class I-2	465,108
Alger Large Cap Growth Class I-2	1,649,933
Alger Large Cap Growth Class S	977,345
Alger Mid Cap Growth Class I-2	3,459,704
Alger Mid Cap Growth Class S	1,516,397
Alger Small Cap Growth Class I-2	1,643,970
DWS Bond VIP Class A*	136,092
DWS Core Equity VIP Class A	134,992
DWS CROCI® International VIP Class A	44,936
DWS Equity 500 Index VIP Class B	117,107
DWS Global Income Builder VIP Class A	328,023
DWS Global Small Cap VIP Class A	219,789
DWS Small Cap Index VIP Class B	15,413
Federated Hermes Fund for U.S. Government Securities II	279,770
Federated Hermes High Income Bond Fund II Primary Shares	1,042,722
Federated Hermes Managed Volatility Fund II Primary Shares	165,034
Fidelity VIP Asset Manager Initial Class	630,381
Fidelity VIP Asset Manager Service Class 2	123,626
Fidelity VIP Contrafund Initial Class	4,540,751
Fidelity VIP Contrafund Service Class 2	1,345,170
Fidelity VIP Equity-Income Initial Class	1,815,797
Fidelity VIP Equity-Income Service Class 2	945,740
Fidelity VIP Government Money Market Initial Class*	4,667,470
Fidelity VIP Government Money Market Service Class 2	2,286,444
Fidelity VIP Growth Initial Class	5,010,678
Fidelity VIP Growth Service Class 2	1,354,989
Fidelity VIP Index 500 Initial Class	1,168,580
Fidelity VIP Index 500 Service Class 2	371,713
Fidelity VIP Investment Grade Bond Service Class 2	723,743
Fidelity VIP Overseas Initial Class	466,622
Fidelity VIP Overseas Service Class 2	556,842
Goldman Sachs VIT International Equity Insights Institutional Shares	42,605
Goldman Sachs VIT Mid Cap Value Institutional Shares	191,114
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	85,679
Invesco Oppenheimer V.I. International Growth Series II	126,826
Invesco V.I. American Franchise Series I	40,863
Invesco V.I. American Franchise Series II	73,724
Invesco V.I. American Value Series I*	3,670,104
Invesco V.I. American Value Series II*	1,635,127
Invesco V.I. Core Equity Series II	36,532
Invesco V.I. Discovery Mid Cap Growth Series II*	819,776
Invesco V.I. Global Series II*	223,339
Invesco V.I. Government Securities Series II	117,395
Invesco V.I. Growth and Income Series II	432,144
Invesco V.I. High Yield Series I	43,489
Invesco V.I. Main Street Mid Cap Series II*	33,748
Invesco V.I. Main Street Small Cap Series II*	1,068,221
Invesco V.I. Value Opportunities Series I*	106,034
Invesco V.I. Value Opportunities Series II*	50,549

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Purchases
Janus Henderson VIT Balanced Institutional Shares	$998,598
Janus Henderson VIT Balanced Service Shares	54,311
Janus Henderson VIT Enterprise Institutional Shares	1,631,043
Janus Henderson VIT Flexible Bond Institutional Shares	758,545
Janus Henderson VIT Forty Institutional Shares	287,339
Janus Henderson VIT Forty Service Shares	449,374
Janus Henderson VIT Global Research Institutional Shares	594,641
Janus Henderson VIT Global Research Service Shares	23,297
Janus Henderson VIT Mid Cap Value Service Shares	40,064
Janus Henderson VIT Overseas Service Shares	244,960
Janus Henderson VIT Research Institutional Shares	886,498
JPMorgan IT Small Cap Core Class 1	47,237
Lazard Retirement Series Emerging Market Equity Service Shares	42,966
Lazard Retirement Series International Equity Service Shares	6,389
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	814,587
Legg Mason Partners Western Asset Variable Global High Yield Bond Class II	453,115
MFS VIT Growth Initial Class	497,367
MFS VIT High Yield Service Class	131,545
MFS VIT Investors Trust Initial Class	141,839
MFS VIT Investors Trust Service Class	20,333
MFS VIT Massachusetts Investors Growth Stock Service Class	844,109
MFS VIT New Discovery Initial Class	1,151,599
MFS VIT New Discovery Service Class	464,923
MFS VIT Research Initial Class	68,358
MFS VIT Total Return Initial Class	483,203
MFS VIT Total Return Service Class	153,397
MFS VIT Utilities Service Class	50,923
MFS VIT Value Service Class	46,745
Morgan Stanley VIF Discovery Class I	773,170
Morgan Stanley VIF Growth Class I	3,835,489
Morgan Stanley VIF Growth Class II	662,023
Morgan Stanley VIF U.S. Real Estate Class II	490,498
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	762,611
PIMCO VIT Real Return Institutional Class	574,736
PIMCO VIT Total Return Institutional Class	2,385,026
Putnam VT High Yield Class IB	59,787
Putnam VT International Value Class IB	94,777
Rydex VT Guggenheim Long Short Equity	9,241
Rydex VT NASDAQ-100®	114,963
T. Rowe Price All-Cap Opportunities*	1,282,137
T. Rowe Price Blue Chip Growth II	1,038,097
T. Rowe Price Equity Income	741,128
T. Rowe Price Equity Income II	984,219
T. Rowe Price International Stock	522,054
T. Rowe Price Mid-Cap Growth	1,061,185
VanEck VIP Emerging Markets Initial Class Shares	137,190
VanEck VIP Global Resources Initial Class Shares*	41,244
Allspring VT Discovery Class 2*	324,661
Allspring VT Opportunity Class 2*	315,054
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2021.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights
Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the range of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.
Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
**    Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
***    Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Capital Appreciation Class I-2
2021	154	$41.99	-	102.61	$11,020	—%	1.25	-	1.80%	17.00	-	17.65%
2020	179	35.89	-	87.22	10,917	—	1.25	-	1.80	39.23	-	39.99
2019	199	25.78	-	62.30	8,577	—	1.25	-	1.80	31.20	-	31.92
2018	243	19.65	-	47.22	8,027	0.08	1.25	-	1.80	(1.89)	-	(1.35)
2017	277	20.03	-	47.87	9,324	0.16	1.25	-	1.80	28.75	-	29.46

	Alger Capital Appreciation Class S
2021	41	64.16	-	76.25	3,029	—	1.35	-	2.30	16.11	-	17.23
2020	47	55.25	-	65.04	2,934	—	1.35	-	2.30	38.17	-	39.49
2019	57	39.99	-	46.63	2,581	—	1.35	-	2.30	30.20	-	31.45
2018	64	30.72	-	35.47	2,200	—	1.35	-	2.30	(2.66)	-	(1.72)
2017	73	31.55	-	36.09	2,567	—	1.35	-	2.30	27.75	-	28.98

	Alger Growth & Income Class I-2
2021	126	25.94	-	49.48	4,931	1.14	1.25	-	1.80	29.32	-	30.03
2020	138	20.06	-	38.05	4,192	1.40	1.25	-	1.80	12.83	-	13.45
2019	153	17.78	-	33.54	4,088	1.59	1.25	-	1.80	27.16	-	27.87
2018	198	13.98	-	26.23	4,147	1.65	1.25	-	1.80	(6.32)	-	(5.80)
2017	221	14.93	-	27.85	4,961	1.50	1.25	-	1.80	19.16	-	19.82

	Alger Large Cap Growth Class I-2
2021	133	31.04	-	56.60	6,155	—	1.25	-	1.80	9.85	-	10.45
2020	139	28.26	-	51.24	5,911	0.18	1.25	-	1.80	64.05	-	64.96
2019	158	17.23	-	31.06	4,038	—	1.25	-	1.80	25.16	-	25.85
2018	168	13.76	-	24.68	3,418	—	1.25	-	1.80	0.37	-	0.93
2017	199	13.71	-	24.46	3,951	—	1.25	-	1.80	26.18	-	26.87

	Alger Large Cap Growth Class S
2021	74	41.95	-	63.33	3,896	—	1.35	-	2.30	9.01	-	10.06
2020	128	38.48	-	57.55	6,048	—	1.35	-	2.30	62.86	-	64.42
2019	151	23.63	-	35.00	4,306	—	1.35	-	2.30	24.00	-	25.19
2018	159	19.06	-	22.01	3,662	—	1.35	-	2.30	(0.61)	-	0.35
2017	137	19.17	-	21.93	3,209	—	1.35	-	2.30	25.03	-	26.23

	Alger Mid Cap Growth Class I-2
2021	184	35.64	-	69.00	9,307	—	1.25	-	1.80	2.34	-	2.91
2020	211	34.82	-	67.05	10,225	—	1.25	-	1.80	61.70	-	62.59
2019	245	21.53	-	41.24	7,248	—	1.25	-	1.80	27.93	-	28.64
2018	278	16.83	-	32.06	6,394	—	1.25	-	1.80	(9.11)	-	(8.60)
2017	322	18.52	-	35.08	8,127	—	1.25	-	1.80	27.48	-	28.18

	Alger Mid Cap Growth Class S
2021	96	33.55	-	39.87	3,666	—	1.35	-	2.30	1.57	-	2.55
2020	110	33.03	-	38.88	4,100	—	1.35	-	2.30	60.51	-	62.04
2019	129	20.58	-	23.99	2,976	—	1.35	-	2.30	26.67	-	27.88
2018	147	16.24	-	18.76	2,671	—	1.35	-	2.30	(9.91)	-	(9.04)
2017	175	18.03	-	20.63	3,500	—	1.35	-	2.30	26.23	-	27.44

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Alger Small Cap Growth Class I-2
2021	121	$27.32	-	48.96	$4,747	—%	1.25	-	1.80%	(7.74)	-	(7.23)%
2020	142	29.62	-	52.78	6,026	1.04	1.25	-	1.80	64.17	-	65.08
2019	163	18.04	-	31.97	4,230	—	1.25	-	1.80	27.03	-	27.73
2018	184	14.20	-	25.03	3,728	—	1.25	-	1.80	(0.38)	-	0.17
2017	205	14.26	-	24.99	4,195	—	1.25	-	1.80	26.44	-	27.14

	DWS Bond VIP Class A (sub-account merged on October 28, 2021)
2021	—	15.53	-	17.86	—	2.10	1.25	-	1.80	(1.71)	-	(1.26)
2020	102	15.80	-	18.08	1,766	2.77	1.25	-	1.80	7.13	-	7.72
2019	115	14.75	-	16.79	1,863	3.22	1.25	-	1.80	8.65	-	9.25
2018	134	13.58	-	15.37	2,002	4.58	1.25	-	1.80	(4.40)	-	(3.87)
2017	154	14.20	-	15.99	2,393	2.47	1.25	-	1.80	3.95	-	4.52

	DWS Core Equity VIP Class A
2021	33	32.32	-	40.33	1,156	0.76	1.25	-	1.80	23.07	-	23.74
2020	37	26.26	-	32.59	1,048	1.41	1.25	-	1.80	14.06	-	14.69
2019	42	23.02	-	28.41	1,058	1.15	1.25	-	1.80	27.98	-	28.68
2018	44	17.99	-	22.08	862	1.73	1.25	-	1.80	(7.38)	-	(6.86)
2017	55	19.42	-	23.71	1,167	1.20	1.25	-	1.80	18.87	-	19.52

	DWS CROCI® International VIP Class A
2021	49	8.54	-	13.49	520	2.54	1.25	-	1.80	7.29	-	7.88
2020	63	7.96	-	12.51	601	3.52	1.25	-	1.80	0.78	-	1.34
2019	68	7.90	-	12.34	651	3.01	1.25	-	1.80	19.60	-	20.26
2018	71	6.61	-	10.26	572	1.05	1.25	-	1.80	(15.93)	-	(15.46)
2017	80	7.86	-	12.14	760	7.23	1.25	-	1.80	19.79	-	20.45

	DWS Equity 500 Index VIP Class B
2021	29	47.35	-	53.04	1,484	1.05	1.35	-	1.95	25.43	-	26.19
2020	30	37.75	-	42.03	1,209	1.04	1.35	-	1.95	15.35	-	16.04
2019	23	32.18	-	36.22	795	1.67	1.35	-	2.05	28.00	-	28.90
2018	26	25.14	-	28.10	699	1.41	1.35	-	2.05	(6.89)	-	(6.23)
2017	31	27.00	-	29.97	891	1.40	1.35	-	2.05	18.60	-	19.44

	DWS Global Income Builder VIP Class A
2021	119	20.14	-	22.07	2,513	2.39	1.25	-	1.80	8.98	-	9.58
2020	119	18.48	-	20.14	2,289	3.25	1.25	-	1.80	6.35	-	6.93
2019	140	17.38	-	18.84	2,547	3.99	1.25	-	1.80	18.02	-	18.67
2018	144	14.72	-	15.87	2,218	3.81	1.25	-	1.80	(9.32)	-	(8.82)
2017	159	16.24	-	17.41	2,694	3.06	1.25	-	1.80	14.47	-	15.10

	DWS Global Small Cap VIP Class A
2021	68	22.34	-	45.39	2,138	0.36	1.25	-	1.80	12.89	-	13.51
2020	72	19.79	-	39.99	1,976	0.82	1.25	-	1.80	15.27	-	15.9
2019	80	17.17	-	34.50	1,889	—	1.25	-	1.80	19.12	-	19.78
2018	94	14.41	-	28.80	1,881	0.29	1.25	-	1.80	(21.94)	-	(21.50)
2017	114	18.46	-	36.69	2,927	—	1.25	-	1.80	17.89	-	18.54

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	DWS Small Cap Index VIP Class B
2021	4	$43.85	-	50.06	$212	0.57%	1.35	-	2.05%	11.85		12.64%
2020	5	39.20	-	44.44	213	0.91	1.35	-	2.05	16.66		17.48
2019	6	33.60	-	37.83	234	0.83	1.35	-	2.05	22.33		23.19
2018	7	27.47	-	30.71	219	0.73	1.35	-	2.05	(13.24)		(12.62)
2017	12	31.66	-	35.14	405	0.68	1.35	-	2.05	11.71		12.50

	Federated Hermes Fund for U.S. Government Securities II
2021	235	14.93	-	17.45	3,968	2.03	1.25	-	1.80	(3.79)	-	(3.26)
2020	249	15.52	-	18.04	4,369	2.43	1.25	-	1.80	3.34	-	3.91
2019	265	15.02	-	17.36	4,457	2.51	1.25	-	1.80	4.01	-	4.58
2018	317	14.44	-	16.60	5,122	2.41	1.25	-	1.80	(1.35)	-	(0.80)
2017	359	14.64	-	16.74	5,846	2.38	1.25	-	1.80	0.11	-	0.66

	Federated Hermes High Income Bond Fund II Primary Shares
2021	142	25.95	-	28.32	4,149	4.92	1.25	-	1.80	2.98	-	3.55
2020	155	25.20	-	27.35	4,371	5.79	1.25	-	1.80	3.70	-	4.28
2019	181	24.30	-	26.23	4,962	6.07	1.25	-	1.80	12.50	-	13.12
2018	200	21.60	-	23.18	4,828	7.96	1.25	-	1.80	(5.02)	-	(4.49)
2017	246	22.74	-	24.27	6,297	6.64	1.25	-	1.80	5.04	-	5.62

	Federated Hermes Managed Volatility Fund II Primary Shares
2021	60	18.58	-	22.95	1,476	1.82	1.25	-	1.80	16.40	-	17.04
2020	67	15.96	-	19.60	1,435	2.60	1.25	-	1.80	(0.87)	-	(0.32)
2019	77	16.10	-	19.67	1,674	2.12	1.25	-	1.80	18.08	-	18.73
2018	82	13.64	-	16.56	1,529	3.08	1.25	-	1.80	(10.14)	-	(9.64)
2017	99	15.17	-	18.33	2,016	3.97	1.25	-	1.80	16.01	-	16.65

	Fidelity VIP Asset Manager Initial Class
2021	127	21.68	-	28.54	3,983	1.68	1.25	-	1.80	7.96	-	8.55
2020	114	20.08	-	26.29	3,390	1.49	1.25	-	1.80	12.82	-	13.44
2019	122	17.80	-	23.18	3,193	1.76	1.25	-	1.80	16.14	-	16.78
2018	133	15.32	-	19.85	2,984	1.64	1.25	-	1.80	(7.05)	-	(6.53)
2017	151	16.49	-	21.23	3,611	1.86	1.25	-	1.80	12.08	-	12.69

	Fidelity VIP Asset Manager Service Class 2
2021	70	19.80	-	23.53	1,563	1.34	1.35	-	2.30	7.17	-	8.20
2020	77	18.47	-	21.75	1,617	1.26	1.35	-	2.30	11.92	-	12.99
2019	83	16.51	-	19.25	1,547	1.60	1.35	-	2.30	15.32	-	16.42
2018	87	14.31	-	16.53	1,392	1.49	1.35	-	2.30	(7.78)	-	(6.89)
2017	89	15.52	-	17.76	1,535	1.61	1.35	-	2.30	11.15	-	12.21

	Fidelity VIP Contrafund Initial Class
2021	494	48.40	-	75.12	34,217	0.06	1.25	-	1.80	25.56	-	26.25
2020	556	38.55	-	59.51	30,692	0.25	1.25	-	1.80	28.24	-	28.95
2019	620	30.06	-	46.15	26,458	0.45	1.25	-	1.80	29.23	-	29.94
2018	735	23.26	-	35.51	24,102	0.69	1.25	-	1.80	(8.06)	-	(7.55)
2017	852	25.30	-	38.41	30,097	0.99	1.25	-	1.80	19.71	-	20.37

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Contrafund Service Class 2
2021	200	$45.27	-	55.30	$10,705	0.03%	1.35	-	2.45%	24.41	-	25.79%
2020	233	36.39	-	43.96	9,905	0.08	1.35	-	2.45	27.07	-	28.48
2019	263	28.64	-	34.21	8,711	0.21	1.35	-	2.45	28.08	-	29.50
2018	330	22.36	-	26.42	8,462	0.43	1.35	-	2.45	(8.93)	-	(7.91)
2017	374	24.55	-	28.69	10,460	0.75	1.35	-	2.45	18.63	-	19.95

	Fidelity VIP Equity-Income Initial Class
2021	256	31.70	-	39.26	12,999	1.87	1.25	-	1.80	22.67	-	23.34
2020	289	25.84	-	31.83	11,920	1.78	1.25	-	1.80	4.79	-	5.37
2019	334	24.66	-	30.20	12,817	1.94	1.25	-	1.80	25.17	-	25.86
2018	395	19.70	-	24.00	12,061	2.22	1.25	-	1.80	(9.94)	-	(9.44)
2017	438	21.88	-	26.50	14,701	1.65	1.25	-	1.80	10.89	-	11.50

	Fidelity VIP Equity-Income Service Class 2
2021	213	24.66	-	30.80	6,166	1.62	1.35	-	2.45	21.57	-	22.93
2020	249	20.28	-	25.05	5,872	1.61	1.35	-	2.45	3.85	-	5.01
2019	276	19.53	-	23.86	6,237	1.76	1.35	-	2.45	24.01	-	25.39
2018	329	15.75	-	18.61	5,947	1.91	1.35	-	2.45	(10.78)	-	(9.78)
2017	394	17.65	-	20.63	7,919	1.41	1.35	-	2.45	9.91	-	11.13

	Fidelity VIP Government Money Market Initial Class
2021	1,483	9.27	-	11.48	15,188	<0.01	1.25	-	2.30	(2.28)	-	(1.23)
2020	1,522	9.48	-	11.62	15,855	0.29	1.25	-	2.30	(1.97)	-	(0.93)
2019	1,344	9.67	-	11.73	14,126	2.01	1.25	-	2.30	(0.32)	-	0.75
2018	1,526	9.70	-	11.64	16,057	1.63	1.25	-	2.30	(0.68)	-	0.38
2017	1,677	9.77	-	11.60	17,525	0.69	1.25	-	2.30	(1.62)	-	(0.57)

	Fidelity VIP Government Money Market Service Class 2
2021	767	8.07	-	9.59	7,073	<0.01	1.35	-	2.30	(2.28)	-	(1.34)
2020	799	8.26	-	9.72	7,481	0.25	1.35	-	2.30	(2.05)	-	(1.11)
2019	824	8.43	-	9.83	7,818	1.75	1.35	-	2.30	(0.56)	-	0.39
2018	842	8.48	-	9.79	7,965	1.39	1.35	-	2.30	(0.93)	-	0.02
2017	1,006	8.56	-	9.79	9,545	0.41	1.35	-	2.30	(1.87)	-	(0.93)

	Fidelity VIP Growth Initial Class
2021	385	33.23	-	61.65	22,626	—	1.25	-	1.80	21.02	-	21.68
2020	441	27.46	-	50.66	21,415	0.08	1.25	-	1.80	41.33	-	42.11
2019	508	19.43	-	35.65	17,476	0.26	1.25	-	1.80	31.92	-	32.65
2018	578	14.73	-	26.88	14,862	0.24	1.25	-	1.80	(1.96)	-	(1.42)
2017	622	15.02	-	27.26	16,333	0.22	1.25	-	1.80	32.73	-	33.46

	Fidelity VIP Growth Service Class 2
2021	109	45.88	-	70.48	6,391	—	1.35	-	2.30	20.09	-	21.25
2020	122	38.21	-	58.13	5,971	0.04	1.35	-	2.30	40.27	-	41.61
2019	150	27.24	-	41.05	5,167	0.06	1.35	-	2.30	30.91	-	32.17
2018	172	20.81	-	24.03	4,470	0.05	1.35	-	2.30	(2.72)	-	(1.78)
2017	236	21.39	-	24.47	6,157	0.08	1.35	-	2.30	31.74	-	33.00

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Fidelity VIP Index 500 Initial Class
2021	643	$32.99	-	49.60	$26,870	1.25%	1.25	-	1.80%	26.28	-	26.98%
2020	679	26.12	-	39.06	22,508	1.73	1.25	-	1.80	16.13	-	16.77
2019	781	22.49	-	33.45	22,019	1.93	1.25	-	1.80	29.01	-	29.72
2018	898	17.43	-	25.79	19,732	1.82	1.25	-	1.80	(6.21)	-	(5.68)
2017	1,040	18.59	-	27.34	24,306	1.78	1.25	-	1.80	19.55	-	20.21

	Fidelity VIP Index 500 Service Class 2
2021	295	37.46	-	44.52	12,641	0.99	1.35	-	2.30	25.33	-	26.53
2020	363	29.89	-	35.18	12,322	1.56	1.35	-	2.30	15.25	-	16.36
2019	403	25.93	-	30.24	11,795	1.70	1.35	-	2.30	28.03	-	29.25
2018	481	20.26	-	23.39	10,929	1.49	1.35	-	2.30	(6.92)	-	(6.02)
2017	550	21.76	-	24.89	13,325	1.56	1.35	-	2.30	18.64	-	19.77

	Fidelity VIP Investment Grade Bond Service Class 2
2021	365	13.36	-	18.23	5,742	1.78	1.35	-	2.30	(3.16)	-	(2.23)
2020	387	13.80	-	18.64	6,259	2.00	1.35	-	2.30	6.67	-	7.69
2019	442	12.93	-	17.31	6,652	2.45	1.35	-	2.30	6.90	-	7.93
2018	526	12.10	-	13.97	7,348	2.24	1.35	-	2.30	(3.07)	-	(2.13)
2017	607	12.48	-	14.28	8,671	2.09	1.35	-	2.30	1.62	-	2.59

	Fidelity VIP Overseas Initial Class
2021	190	18.19	-	28.56	4,720	0.50	1.25	-	1.80	17.56	-	18.21
2020	217	15.47	-	24.16	4,590	0.42	1.25	-	1.80	13.55	-	14.18
2019	249	13.63	-	21.16	4,635	1.68	1.25	-	1.80	25.49	-	26.18
2018	281	10.86	-	16.77	4,219	1.50	1.25	-	1.80	(16.34)	-	(15.87)
2017	308	12.98	-	19.94	5,555	1.38	1.25	-	1.80	27.97	-	28.67

	Fidelity VIP Overseas Service Class 2
2021	219	21.50	-	27.06	5,422	0.31	1.35	-	2.30	16.66	-	17.78
2020	273	18.43	-	22.97	5,765	0.21	1.35	-	2.30	12.70	-	13.78
2019	313	16.35	-	20.19	5,817	1.41	1.35	-	2.30	24.59	-	25.78
2018	400	13.12	-	15.16	5,921	1.23	1.35	-	2.30	(17.01)	-	(16.21)
2017	458	15.81	-	18.09	8,120	1.14	1.35	-	2.30	27.02	-	28.24

	Goldman Sachs VIT International Equity Insights Institutional Shares
2021	29	14.72	-	15.39	443	2.89	1.40	-	1.60	10.39	-	10.61
2020	28	13.33	-	13.91	389	1.62	1.40	-	1.60	5.12	-	5.33
2019	29	12.68	-	13.21	386	2.39	1.40	-	1.60	16.57	-	16.80
2018	32	10.88	-	11.31	357	1.92	1.40	-	1.60	(17.62)	-	(17.45)
2017	33	13.21	-	13.70	453	1.76	1.40	-	1.60	24.60	-	24.85

	Goldman Sachs VIT Mid Cap Value Institutional Shares
2021	77	15.93	-	16.98	1,289	0.45	1.35	-	2.30	27.96	-	29.19
2020	98	12.45	-	13.14	1,271	0.65	1.35	-	2.30	5.92	-	6.94
2019	105	11.75	-	12.29	1,277	0.73	1.35	-	2.30	28.52	-	29.75
2018	135	9.14	-	9.47	1,271	1.23	1.35	-	2.30	(12.52)	-	(11.67)
2017	155	10.45	-	10.72	1,658	0.69	1.35	-	2.30	8.53	-	9.58

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2021	8	$48.77	-	50.98	$377	0.44%	1.40	-	1.60%	21.83	-	22.07%
2020	8	40.03	-	41.77	350	0.18	1.40	-	1.60	6.86	-	7.07
2019	15	37.46	-	39.01	585	0.46	1.40	-	1.60	22.86	-	23.11
2018	18	30.49	-	31.68	568	0.46	1.40	-	1.60	(10.08)	-	(9.90)
2017	20	33.91	-	35.17	688	0.53	1.40	-	1.60	9.80	-	10.02

	Invesco Oppenheimer V.I. International Growth Series II
2021	32	27.44	-	31.06	985	—	1.35	-	1.95	7.98	-	8.64
2020	37	25.41	-	28.59	1,025	0.66	1.35	-	1.95	18.69	-	19.41
2019	38	21.41	-	23.94	894	0.71	1.35	-	1.95	25.47	-	26.23
2018	39	16.47	-	18.97	727	0.58	1.35	-	2.15	(21.28)	-	(20.64)
2017	47	20.92	-	23.90	1,104	1.21	1.35	-	2.15	23.75	-	24.74

	Invesco V.I. American Franchise Series I
2021	11	30.80	-	34.29	342	—	1.35	-	2.05	9.64	-	10.42
2020	11	28.09	-	31.06	319	0.07	1.35	-	2.05	39.45	-	40.44
2019	14	20.14	-	22.12	297	—	1.35	-	2.05	33.97	-	34.91
2018	15	15.04	-	16.39	244	—	1.35	-	2.05	(5.60)	-	(4.93)
2017	18	15.93	-	17.24	294	0.08	1.35	-	2.05	24.75	-	25.63

	Invesco V.I. American Franchise Series II
2021	16	31.09	-	36.95	574	—	1.35	-	2.30	9.10	-	10.14
2020	19	28.50	-	33.54	604	—	1.35	-	2.30	38.75	-	40.08
2019	20	20.54	-	23.95	463	—	1.35	-	2.30	33.31	-	34.59
2018	28	15.41	-	17.79	477	—	1.35	-	2.30	(6.10)	-	(5.19)
2017	33	16.41	-	18.77	604	—	1.35	-	2.30	24.13	-	25.32

	Invesco V.I. American Value Series I
2021	279	32.95	-	38.08	10,581	0.48	1.25	-	2.05	25.34	-	26.36
2020	217	26.29	-	30.13	6,581	0.90	1.25	-	2.05	(0.94)	-	(0.13)
2019	242	26.54	-	30.17	7,358	0.68	1.25	-	2.05	22.48	-	23.47
2018	280	21.67	-	24.44	6,937	0.47	1.25	-	2.05	(14.44)	-	(13.74)
2017	324	24.97	-	28.33	9,302	0.77	1.25	-	2.15	7.62	-	8.60

	Invesco V.I. American Value Series II (sub-account launched on April 30, 2021)
2021	144	10.44		10.50	1,510	0.23	1.35		2.25	4.38		5.02

	Invesco V.I. Core Equity Series II
2021	43	25.42	-	28.64	1,189	0.42	1.35	-	2.10	24.72	-	25.66
2020	58	20.38	-	22.79	1,296	1.05	1.35	-	2.10	11.20	-	12.04
2019	65	18.33	-	20.34	1,291	0.16	1.35	-	2.10	25.98	-	26.93
2018	82	14.55	-	16.02	1,290	—	1.35	-	2.10	(11.51)	-	(10.84)
2017	102	16.05	-	17.97	1,805	0.81	1.35	-	2.30	10.30	-	11.36

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Discovery Mid Cap Growth Series II
2021	222	$17.21	-	39.88	$4,983	—%	1.25	-	2.00%	16.43	-	17.32%
2020	249	14.67	-	34.25	4,793	—	1.25	-	2.00	37.45	-	46.68
2019	47	25.48	-	27.45	1,251	—	1.35	-	1.85	36.45	-	37.13
2018	50	18.67	-	20.02	977	—	1.35	-	1.85	(8.04)	-	(7.58)
2017	48	19.92	-	21.66	1,023	—	1.35	-	2.00	25.90	-	26.73

	Invesco V.I. Global Series II
2021	88	35.11	-	41.73	3,545	—	1.35	-	2.30	12.54	-	13.62
2020	102	31.20	-	36.73	3,627	0.44	1.35	-	2.30	24.43	-	25.62
2019	121	25.07	-	29.24	3,410	0.63	1.35	-	2.30	28.45	-	29.68
2018	141	19.52	-	22.54	3,079	0.76	1.35	-	2.30	(15.39)	-	(14.57)
2017	151	23.07	-	26.39	3,889	0.74	1.35	-	2.30	33.21	-	34.49

	Invesco V.I. Government Securities Series II
2021	99	10.92	-	12.40	1,185	2.18	1.35	-	2.05	(4.42)	-	(3.75)
2020	102	11.43	-	12.88	1,273	2.22	1.35	-	2.05	3.81	-	4.54
2019	104	10.92	-	12.32	1,247	2.27	1.35	-	2.10	3.54	-	4.32
2018	109	10.31	-	11.81	1,257	1.79	1.35	-	2.25	(1.96)	-	(1.07)
2017	140	10.51	-	11.94	1,629	1.75	1.35	-	2.25	(0.55)	-	0.35

	Invesco V.I. Growth and Income Series II
2021	318	27.79	-	35.22	10,349	1.32	1.25	-	2.30	25.26	-	26.60
2020	387	22.19	-	27.82	9,970	2.02	1.25	-	2.30	(0.48)	-	0.58
2019	412	22.29	-	27.66	10,591	1.52	1.25	-	2.30	22.00	-	23.30
2018	475	18.27	-	22.43	9,908	1.71	1.25	-	2.30	(15.58)	-	(14.67)
2017	561	21.65	-	26.29	13,777	1.25	1.25	-	2.30	11.43	-	12.62

	Invesco V.I. High Yield Series I
2021	25	20.69	-	22.70	519	4.68	1.35	-	1.80	2.51	-	2.97
2020	28	20.18	-	22.04	556	5.86	1.35	-	1.80	1.47	-	1.92
2019	30	19.89	-	21.63	590	5.71	1.35	-	1.80	11.47	-	11.98
2018	34	17.37	-	19.31	602	4.85	1.35	-	1.95	(5.24)	-	(4.66)
2017	38	17.73	-	20.26	696	3.74	1.35	-	2.15	4.03	-	4.87

	Invesco V.I. Main Street Mid Cap Series II
2021	89	25.58	-	30.41	2,606	0.25	1.35	-	2.30	20.06	-	21.21
2020	107	21.31	-	25.09	2,588	0.48	1.35	-	2.30	6.45	-	7.47
2019	120	20.02	-	23.34	2,708	0.21	1.35	-	2.30	22.18	-	23.35
2018	139	16.38	-	18.92	2,562	0.11	1.35	-	2.30	(13.63)	-	(12.80)
2017	161	18.97	-	21.70	3,407	0.32	1.35	-	2.30	12.04	-	13.11

	Invesco V.I. Main Street Small Cap Series II
2021	289	36.71	-	51.63	13,256	0.18	1.25	-	2.30	19.47	-	20.74
2020	333	30.72	-	42.76	12,719	0.37	1.25	-	2.30	16.90	-	18.15
2019	379	26.28	-	36.19	12,262	—	1.25	-	2.30	23.25	-	24.57
2018	429	21.32	-	29.06	11,159	0.06	1.25	-	2.30	(12.60)	-	(11.66)
2017	506	24.40	-	32.89	14,935	0.64	1.25	-	2.30	11.31	-	12.50

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Invesco V.I. Value Opportunities Series I (sub-account merged on April 30, 2021)
2021	—	$20.73	-	23.82	$—	0.81%	1.25	-	2.05%	27.64	-	27.98%
2020	147	16.24	-	18.61	2,614	0.40	1.25	-	2.05	3.30	-	4.14
2019	166	15.72	-	17.87	2,839	0.23	1.25	-	2.05	27.95	-	28.99
2018	194	12.29	-	13.86	2,565	0.32	1.25	-	2.05	(20.84)	-	(20.19)
2017	223	15.52	-	17.36	3,713	0.39	1.25	-	2.05	15.05	-	15.98

	Invesco V.I. Value Opportunities Series II (sub-account merged on April 30, 2021)
2021	—	19.04	-	22.28	—	0.42	1.35	-	2.25	27.35	-	27.73
2020	84	14.95	-	17.45	1,420	0.09	1.35	-	2.25	2.98	-	3.91
2019	89	14.40	-	16.79	1,446	—	1.35	-	2.30	27.15	-	28.37
2018	109	11.32	-	13.08	1,390	—	1.35	-	2.30	(21.20)	-	(20.44)
2017	113	14.37	-	16.44	1,809	0.02	1.35	-	2.30	14.55	-	15.65

	Janus Henderson VIT Balanced Institutional Shares
2021	367	34.24	-	56.43	19,994	0.89	1.25	-	1.80	15.11	-	15.74
2020	413	29.75	-	48.76	19,569	1.80	1.25	-	1.80	12.27	-	12.89
2019	450	26.50	-	43.19	18,974	1.91	1.25	-	1.80	20.40	-	21.07
2018	488	22.01	-	35.67	17,065	2.13	1.25	-	1.80	(1.12)	-	(0.58)
2017	572	22.26	-	35.88	19,958	1.60	1.25	-	1.80	16.32	-	16.96

	Janus Henderson VIT Balanced Service Shares
2021	67	32.01	-	38.04	2,447	0.66	1.35	-	2.30	14.24	-	15.33
2020	76	28.02	-	32.98	2,438	1.48	1.35	-	2.30	11.42	-	12.49
2019	84	25.15	-	29.32	2,392	1.55	1.35	-	2.30	19.48	-	20.62
2018	113	21.05	-	24.31	2,686	1.78	1.35	-	2.30	(1.88)	-	(0.93)
2017	140	21.45	-	24.54	3,340	1.38	1.35	-	2.30	15.44	-	16.55

	Janus Henderson VIT Enterprise Institutional Shares
2021	261	25.03	-	77.69	17,934	0.31	1.25	-	1.80	14.75	-	15.38
2020	311	21.82	-	67.34	17,624	0.07	1.25	-	1.80	17.34	-	17.99
2019	364	18.59	-	57.07	16,968	0.20	1.25	-	1.80	33.07	-	33.80
2018	398	13.97	-	42.65	14,522	0.24	1.25	-	1.80	(2.20)	-	(1.66)
2017	435	14.29	-	43.37	16,386	0.25	1.25	-	1.80	25.15	-	25.84

	Janus Henderson VIT Flexible Bond Institutional Shares
2021	184	21.20	-	24.69	4,533	2.03	1.25	-	1.80	(2.67)	-	(2.13)
2020	185	21.78	-	25.23	4,677	2.90	1.25	-	1.80	8.51	-	9.11
2019	193	20.07	-	23.12	4,422	3.23	1.25	-	1.80	7.62	-	8.21
2018	226	18.65	-	21.37	4,762	3.05	1.25	-	1.80	(2.78)	-	(2.24)
2017	265	19.18	-	21.86	5,728	2.73	1.25	-	1.80	1.78	-	2.34

	Janus Henderson VIT Forty Institutional Shares
2021	31	72.20	-	78.96	2,377	—	1.35	-	1.85	20.63	-	21.24
2020	34	59.85	-	65.12	2,159	0.28	1.35	-	1.85	36.83	-	37.52
2019	38	43.74	-	47.36	1,751	0.15	1.35	-	1.85	34.63	-	35.31
2018	41	32.49	-	35.00	1,391	—	1.35	-	1.85	0.09	-	0.60
2017	51	32.46	-	34.79	1,742	—	1.35	-	1.85	27.92	-	28.56

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Janus Henderson VIT Forty Service Shares
2021	42	$64.23	-	76.33	$3,076	—%	1.35	-	2.30%	19.80	-	20.95%
2020	48	53.61	-	63.11	2,876	0.17	1.35	-	2.30	35.86	-	37.16
2019	55	39.46	-	46.01	2,408	0.02	1.35	-	2.30	33.72	-	35.01
2018	64	29.51	-	34.08	2,101	—	1.35	-	2.30	(0.62)	-	0.34
2017	71	29.69	-	33.97	2,329	—	1.35	-	2.30	27.03	-	28.25

	Janus Henderson VIT Global Research Institutional Shares
2021	310	15.73	-	31.17	10,838	0.51	1.25	-	1.80	15.98	-	16.62
2020	339	13.57	-	26.72	10,432	0.72	1.25	-	1.80	17.92	-	18.57
2019	376	11.50	-	22.54	9,790	0.99	1.25	-	1.80	26.74	-	27.44
2018	424	9.08	-	17.69	8,638	1.12	1.25	-	1.80	(8.54)	-	(8.03)
2017	464	9.92	-	19.23	10,209	0.83	1.25	-	1.80	24.77	-	25.45

	Janus Henderson VIT Global Research Service Shares
2021	17	22.30	-	25.25	446	0.36	1.35	-	1.95	15.51	-	16.21
2020	18	19.31	-	21.73	409	0.54	1.35	-	1.95	17.44	-	18.15
2019	20	16.44	-	18.39	385	0.84	1.35	-	1.95	26.22	-	26.98
2018	23	12.80	-	14.48	348	0.95	1.35	-	2.05	(8.99)	-	(8.34)
2017	27	14.06	-	15.80	446	0.69	1.35	-	2.05	24.10	-	24.98

	Janus Henderson VIT Mid Cap Value Service Shares
2021	101	28.53	-	33.91	3,309	0.30	1.35	-	2.30	16.69	-	17.81
2020	112	24.45	-	28.78	3,119	1.06	1.35	-	2.30	(3.47)	-	(2.54)
2019	120	25.33	-	29.53	3,431	1.01	1.35	-	2.30	27.08	-	28.29
2018	144	19.93	-	23.02	3,203	0.87	1.35	-	2.30	(15.80)	-	(14.99)
2017	164	23.67	-	27.08	4,328	0.62	1.35	-	2.30	11.04	-	12.10

	Janus Henderson VIT Overseas Service Shares
2021	125	13.51	-	17.26	2,022	1.02	1.25	-	2.30	10.70	-	11.88
2020	141	12.20	-	15.42	2,040	1.18	1.25	-	2.30	13.37	-	14.58
2019	178	10.77	-	13.46	2,267	1.87	1.25	-	2.30	23.81	-	25.13
2018	178	8.70	-	10.76	1,814	1.63	1.25	-	2.30	(17.09)	-	(16.20)
2017	203	10.49	-	12.84	2,469	1.57	1.25	-	2.30	27.82	-	29.18

	Janus Henderson VIT Research Institutional Shares
2021	232	25.85	-	49.59	13,518	0.10	1.25	-	1.80	18.19	-	18.84
2020	267	21.87	-	41.73	13,545	0.41	1.25	-	1.80	30.58	-	31.30
2019	316	16.75	-	31.78	11,768	0.46	1.25	-	1.80	33.10	-	33.84
2018	345	12.58	-	23.75	9,669	0.54	1.25	-	1.80	(4.32)	-	(3.79)
2017	383	13.15	-	24.68	10,984	0.40	1.25	-	1.80	25.61	-	26.30

	JPMorgan IT Small Cap Core Class 1
2021	16	45.70	-	47.77	738	0.54	1.40	-	1.60	19.46	-	19.70
2020	21	38.25	-	39.91	840	0.97	1.40	-	1.60	11.88	-	12.11
2019	23	34.19	-	35.60	792	0.41	1.40	-	1.60	22.60	-	22.84
2018	28	27.89	-	28.98	786	0.38	1.40	-	1.60	(13.34)	-	(13.16)
2017	33	32.18	-	33.37	1,070	0.32	1.40	-	1.60	13.40	-	13.63

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Lazard Retirement Series Emerging Market Equity Service Shares
2021	21	$41.16	-	45.17	$841	1.84%	1.35	-	1.80%	3.58	-	4.04%
2020	22	39.74	-	43.41	870	2.51	1.35	-	1.80	(3.05)	-	(2.61)
2019	26	40.99	-	44.57	1,038	0.88	1.35	-	1.80	16.02	-	16.55
2018	30	33.80	-	38.24	1,021	1.79	1.35	-	2.05	(20.23)	-	(19.66)
2017	33	42.37	-	47.60	1,424	1.64	1.35	-	2.05	25.22	-	26.11

	Lazard Retirement Series International Equity Service Shares
2021	11	$16.21	-	16.95	$179	0.95	1.40	-	1.60	4.15	-	4.36
2020	12	15.57	-	16.24	187	2.21	1.40	-	1.60	6.52	-	6.73
2019	13	14.61	-	15.22	196	0.35	1.40	-	1.60	19.08	-	19.32
2018	14	12.27	-	12.75	169	1.45	1.40	-	1.60	(15.29)	-	(15.12)
2017	16	14.49	-	15.02	240	2.36	1.40	-	1.60	20.40	-	20.64

	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2021	156	22.66	-	36.16	5,148	0.99	1.25	-	2.05	23.64	-	24.64
2020	180	18.32	-	29.01	4,770	1.38	1.25	-	2.05	3.10	-	3.94
2019	197	17.66	-	27.91	5,064	1.72	1.25	-	2.10	26.19	-	27.28
2018	226	13.99	-	21.93	4,481	1.42	1.25	-	2.10	(10.79)	-	(10.01)
2017	274	21.48	-	24.37	6,025	1.33	1.25	-	2.15	12.38	-	13.41

	Legg Mason Partners Western Asset Variable Global High Yield Bond Class II
2021	186	17.61	-	20.93	3,775	3.90	1.35	-	2.30	(1.27)	-	(0.32)
2020	193	17.84	-	21.00	3,932	3.58	1.35	-	2.30	4.67	-	5.68
2019	209	17.04	-	19.87	4,038	4.64	1.35	-	2.30	11.41	-	12.48
2018	249	15.30	-	17.67	4,277	4.71	1.35	-	2.30	(6.37)	-	(5.46)
2017	285	16.34	-	18.69	5,177	4.56	1.35	-	2.30	5.95	-	6.97

	MFS VIT Growth Initial Class
2021	76	29.97	-	67.17	3,582	—	1.25	-	1.80	21.33	-	22.00
2020	90	24.70	-	55.06	3,446	—	1.25	-	1.80	29.51	-	30.22
2019	117	19.08	-	42.28	3,235	—	1.25	-	1.80	35.69	-	36.43
2018	144	14.06	-	30.99	3,043	0.09	1.25	-	1.80	0.83	-	1.39
2017	168	13.94	-	30.57	3,531	0.10	1.25	-	1.80	29.07	-	29.78

	MFS VIT High Yield Service Class
2021	69	17.20	-	20.44	1,346	4.73	1.35	-	2.30	0.73	-	1.69
2020	77	17.07	-	20.10	1,476	5.44	1.35	-	2.30	2.45	-	3.44
2019	85	16.66	-	19.43	1,598	5.43	1.35	-	2.30	11.82	-	12.89
2018	101	14.90	-	17.21	1,694	5.32	1.35	-	2.30	(5.46)	-	(4.55)
2017	133	15.76	-	18.03	2,325	6.17	1.35	-	2.30	3.88	-	4.88

	MFS VIT Investors Trust Initial Class
2021	46	31.68	-	42.02	1,729	0.63	1.25	-	1.80	24.55	-	25.24
2020	64	25.44	-	33.55	1,864	0.64	1.25	-	1.80	11.84	-	12.45
2019	68	22.74	-	29.84	1,770	0.69	1.25	-	1.80	29.23	-	29.95
2018	74	17.60	-	22.96	1,480	0.72	1.25	-	1.80	(7.18)	-	(6.67)
2017	64	18.96	-	24.60	1,396	0.72	1.25	-	1.80	21.15	-	21.82

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Investors Trust Service Class
2021	12	$37.97	-	42.73	$489	0.41%	1.35	-	2.00%	23.99	-	24.80%
2020	16	30.36	-	34.24	534	0.42	1.35	-	2.05	11.28	-	12.07
2019	19	27.29	-	30.55	566	0.48	1.35	-	2.05	28.57	-	29.48
2018	20	21.22	-	23.60	463	0.47	1.35	-	2.05	(7.64)	-	(6.99)
2017	23	22.98	-	25.37	567	0.53	1.35	-	2.05	20.52	-	21.37

	MFS VIT Massachusetts Investors Growth Stock Service Class
2021	59	42.06	-	49.99	2,827	0.03	1.35	-	2.30	22.79	-	23.96
2020	71	34.26	-	40.33	2,748	0.22	1.35	-	2.30	19.41	-	20.55
2019	84	28.69	-	33.45	2,718	0.33	1.35	-	2.30	36.39	-	37.70
2018	109	21.03	-	24.29	2,574	0.33	1.35	-	2.30	(1.74)	-	(0.79)
2017	138	21.41	-	24.49	3,279	0.42	1.35	-	2.30	25.18	-	26.38

	MFS VIT New Discovery Initial Class
2021	110	37.58	-	88.54	5,995	—	1.25	-	1.80	(0.02)	-	0.53
2020	140	37.58	-	88.07	7,404	—	1.25	-	1.80	43.29	-	44.08
2019	154	26.23	-	61.13	5,620	—	1.25	-	1.80	39.17	-	39.94
2018	172	18.85	-	43.68	4,450	—	1.25	-	1.80	(3.24)	-	(2.71)
2017	189	19.48	-	44.90	5,128	—	1.25	-	1.80	24.40	-	25.09

	MFS VIT New Discovery Service Class
2021	45	41.83	-	50.06	2,151	—	1.35	-	2.05	(0.50)	-	0.20
2020	52	42.04	-	49.96	2,470	—	1.35	-	2.05	42.62	-	43.62
2019	63	29.48	-	34.78	2,125	—	1.35	-	2.05	38.39	-	39.37
2018	78	20.93	-	24.10	1,883	—	1.35	-	2.15	(3.83)	-	(3.05)
2017	97	21.76	-	25.74	2,421	—	1.35	-	2.15	23.64	-	24.63

	MFS VIT Research Initial Class
2021	27	28.96	-	46.73	1,072	0.54	1.25	-	1.80	22.58	-	23.25
2020	30	23.63	-	37.91	952	0.74	1.25	-	1.80	14.51	-	15.15
2019	34	20.63	-	32.93	960	0.70	1.25	-	1.80	30.58	-	31.30
2018	48	15.80	-	25.08	1,056	0.68	1.25	-	1.80	(6.08)	-	(5.56)
2017	55	16.82	-	26.56	1,291	1.39	1.25	-	1.80	21.17	-	21.84

	MFS VIT Total Return Initial Class
2021	170	29.10	-	36.08	5,471	1.77	1.25	-	1.80	12.08	-	12.70
2020	207	25.96	-	32.01	5,890	2.29	1.25	-	1.80	7.85	-	8.45
2019	235	24.07	-	29.52	6,198	2.35	1.25	-	1.80	18.24	-	18.89
2018	257	20.36	-	24.83	5,738	2.16	1.25	-	1.80	(7.31)	-	(6.79)
2017	286	21.96	-	26.64	6,879	2.31	1.25	-	1.80	10.30	-	10.91

	MFS VIT Total Return Service Class
2021	88	20.69	-	25.27	2,141	1.60	1.35	-	2.45	11.07	-	12.30
2020	104	18.63	-	22.50	2,241	2.09	1.35	-	2.45	6.85	-	8.04
2019	113	17.43	-	20.83	2,261	2.11	1.35	-	2.45	17.19	-	18.50
2018	146	14.88	-	17.58	2,487	1.94	1.35	-	2.45	(8.18)	-	(7.15)
2017	179	16.20	-	18.93	3,288	2.16	1.35	-	2.45	9.30	-	10.52

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	MFS VIT Utilities Service Class
2021	19	$39.20	-	45.30	$938	1.47%	1.35	-	2.05%	11.50	-	12.29%
2020	23	35.16	-	40.34	1,024	2.17	1.35	-	2.05	3.47	-	4.20
2019	26	33.98	-	38.72	1,102	3.66	1.35	-	2.05	22.26	-	23.12
2018	29	27.30	-	31.45	1,019	0.83	1.35	-	2.15	(1.36)	-	(0.56)
2017	34	27.68	-	31.62	1,206	4.00	1.35	-	2.15	12.05	-	12.95

	MFS VIT Value Service Class
2021	32	33.77	-	38.34	1,186	1.14	1.35	-	2.05	22.61	-	23.47
2020	37	27.54	-	31.06	1,118	1.36	1.35	-	2.05	1.12	-	1.83
2019	43	27.24	-	30.50	1,268	1.91	1.35	-	2.05	26.87	-	27.76
2018	45	21.47	-	23.87	1,040	1.30	1.35	-	2.05	(12.20)	-	(11.57)
2017	49	24.45	-	27.00	1,287	1.66	1.35	-	2.05	14.96	-	15.77

	Morgan Stanley VIF Discovery Class I
2021	21	77.39	-	80.91	1,681	—	1.40	-	1.60	(12.47)	-	(12.30)
2020	24	88.42	-	92.25	2,193	—	1.40	-	1.60	148.31	-	148.80
2019	30	35.61	-	37.08	1,114	—	1.40	-	1.60	37.89	-	38.16
2018	39	25.83	-	26.84	1,042	—	1.40	-	1.60	8.88	-	9.10
2017	46	23.72	-	24.60	1,107	—	1.40	-	1.60	36.57	-	36.84

	Morgan Stanley VIF Growth Class I
2021	126	97.76	-	110.82	13,498	—	1.35	-	2.05	(1.94)	-	(1.25)
2020	139	99.70	-	112.22	15,055	—	1.35	-	2.05	112.89	-	114.38
2019	151	46.83	-	52.34	7,651	—	1.35	-	2.05	29.12	-	30.03
2018	171	36.27	-	40.26	6,681	—	1.35	-	2.05	5.33	-	6.08
2017	194	33.96	-	37.95	7,156	—	1.35	-	2.15	40.09	-	41.22

	Morgan Stanley VIF Growth Class II
2021	15	86.88	-	102.31	1,468	—	1.35	-	2.25	(2.38)	-	(1.50)
2020	17	89.00	-	103.87	1,666	—	1.35	-	2.25	111.92	-	113.84
2019	76	42.00	-	48.57	3,634	—	1.35	-	2.25	28.53	-	29.69
2018	78	32.68	-	37.45	2,894	—	1.35	-	2.25	4.88	-	5.84
2017	31	31.15	-	35.38	1,055	—	1.35	-	2.25	39.63	-	40.90

	Morgan Stanley VIF U.S. Real Estate Class II
2021	129	26.70	-	42.35	3,964	1.79	1.35	-	2.30	36.25	-	37.56
2020	174	19.60	-	30.79	3,900	2.58	1.35	-	2.30	(19.00)	-	(18.22)
2019	184	24.19	-	37.65	5,046	1.61	1.35	-	2.30	15.96	-	17.07
2018	227	20.86	-	24.09	5,330	2.45	1.35	-	2.30	(10.09)	-	(9.22)
2017	251	23.20	-	26.54	6,523	1.24	1.35	-	2.30	0.52	-	1.49

	PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2021	244	15.52	-	20.12	4,521	1.58	1.25	-	2.30	(4.20)	-	(3.17)
2020	253	16.20	-	20.78	4,835	5.86	1.25	-	2.30	3.14	-	4.25
2019	287	15.70	-	19.94	5,285	1.77	1.25	-	2.30	4.56	-	5.68
2018	298	15.02	-	18.87	5,232	1.30	1.25	-	2.30	(0.23)	-	0.85
2017	375	15.05	-	18.71	6,544	4.41	1.25	-	2.30	0.42	-	1.49

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	PIMCO VIT Real Return Institutional Class
2021	273	$14.45	-	18.25	$4,518	4.93%	1.35	-	2.30%	3.17	-	4.16%
2020	305	14.01	-	17.53	4,856	1.41	1.35	-	2.30	9.16	-	10.21
2019	338	12.83	-	15.90	4,897	1.67	1.35	-	2.30	5.96	-	6.97
2018	379	12.11	-	13.99	5,151	2.47	1.35	-	2.30	(4.46)	-	(3.53)
2017	465	12.68	-	14.50	6,544	2.37	1.35	-	2.30	1.29	-	2.26

	PIMCO VIT Total Return Institutional Class
2021	866	14.92	-	19.93	16,280	1.82	1.25	-	2.30	(3.52)	-	(2.49)
2020	974	15.46	-	20.43	18,750	2.13	1.25	-	2.30	6.17	-	7.30
2019	1,097	14.57	-	19.04	19,773	3.01	1.25	-	2.30	5.88	-	7.01
2018	1,237	13.76	-	17.80	20,882	2.53	1.25	-	2.30	(2.82)	-	(1.77)
2017	1,425	14.16	-	18.12	24,525	2.02	1.25	-	2.30	2.52	-	3.62

	Putnam VT High Yield Class IB
2021	26	25.14	-	28.45	721	4.90	1.35	-	1.95	2.94	-	3.56
2020	30	24.42	-	27.48	802	5.75	1.35	-	1.95	3.16	-	3.79
2019	37	23.67	-	26.47	936	6.25	1.35	-	1.95	12.18	-	12.85
2018	46	20.73	-	23.46	1,051	5.80	1.35	-	2.05	(6.03)	-	(5.37)
2017	55	22.06	-	24.79	1,319	5.71	1.35	-	2.05	4.80	-	5.54

	Putnam VT International Value Class IB
2021	46	17.59	-	20.74	910	2.05	1.25	-	1.95	12.71	-	13.51
2020	53	15.60	-	18.27	917	2.44	1.25	-	1.95	1.92	-	2.65
2019	57	15.31	-	17.80	962	2.71	1.25	-	1.95	17.89	-	18.73
2018	62	12.99	-	14.99	893	2.16	1.25	-	1.95	(19.22)	-	(18.64)
2017	81	16.08	-	18.43	1,431	1.50	1.25	-	1.95	22.28	-	23.15

	Rydex VT Guggenheim Long Short Equity
2021	22	15.20	-	23.21	392	0.65	1.35	-	2.30	20.97	-	22.13
2020	25	12.56	-	19.01	362	0.78	1.35	-	2.30	2.53	-	3.51
2019	30	12.25	-	18.36	425	0.57	1.35	-	2.30	3.13	-	4.11
2018	33	11.88	-	13.72	449	—	1.35	-	2.30	(14.94)	-	(14.12)
2017	41	13.97	-	15.98	674	0.34	1.35	-	2.30	12.23	-	13.31

	Rydex VT NASDAQ-100®
2021	31	58.70	-	66.44	1,442	—	1.35	-	1.95	23.11	-	23.85
2020	36	47.68	-	53.65	1,364	0.29	1.35	-	1.95	42.15	-	43.01
2019	39	33.54	-	37.51	1,049	0.13	1.35	-	1.95	34.21	-	35.02
2018	46	24.99	-	27.78	882	—	1.35	-	1.95	(3.73)	-	(3.14)
2017	50	25.96	-	28.68	1,009	—	1.35	-	1.95	28.58	-	29.36

	T. Rowe Price All-Cap Opportunities
2021	89	49.03	-	67.56	5,263	—	1.25	-	1.80	18.64	-	19.30
2020	115	41.33	-	56.63	5,609	—	1.25	-	1.80	41.80	-	42.58
2019	127	29.15	-	39.72	4,403	0.39	1.25	-	1.80	32.52	-	33.25
2018	149	21.99	-	29.81	3,867	0.17	1.25	-	1.80	(0.66)	-	(0.11)
2017	140	22.14	-	29.84	3,670	0.11	1.25	-	1.80	32.04	-	32.76

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	T. Rowe Price Blue Chip Growth II
2021	131	$47.92	-	58.54	$7,371	—%	1.35	-	2.45%	14.47	-	15.75%
2020	156	41.86	-	50.57	7,580	—	1.35	-	2.45	30.66	-	32.11
2019	193	32.04	-	38.28	7,145	—	1.35	-	2.45	26.42	-	27.83
2018	245	25.34	-	29.95	7,096	—	1.35	-	2.45	(0.84)	-	0.27
2017	366	25.56	-	29.87	10,675	—	1.35	-	2.45	32.53	-	34.00

	T. Rowe Price Equity Income
2021	192	35.85	-	43.08	7,453	1.55	1.25	-	1.80	23.31	-	23.99
2020	218	29.07	-	34.75	6,833	2.33	1.25	-	1.80	(0.62)	-	(0.07)
2019	241	29.26	-	34.77	7,620	2.31	1.25	-	1.80	24.14	-	24.83
2018	274	23.57	-	27.86	6,948	1.98	1.25	-	1.80	(11.12)	-	(10.63)
2017	321	26.52	-	31.17	9,102	1.65	1.25	-	1.80	13.96	-	14.58

	T. Rowe Price Equity Income II
2021	293	25.40	-	30.19	8,519	1.36	1.35	-	2.30	22.36	-	23.53
2020	348	20.76	-	24.44	8,211	2.09	1.35	-	2.30	(1.35)	-	(0.41)
2019	371	21.04	-	24.54	8,803	2.04	1.35	-	2.30	23.16	-	24.34
2018	444	17.08	-	19.73	8,502	1.73	1.35	-	2.30	(11.77)	-	(10.92)
2017	516	19.36	-	22.15	11,113	1.48	1.35	-	2.30	13.09	-	14.17

	T. Rowe Price International Stock
2021	160	14.78	-	22.35	2,865	0.59	1.25	-	1.80	(0.49)	-	0.06
2020	160	14.85	-	22.33	2,867	0.56	1.25	-	1.80	12.41	-	13.03
2019	176	13.21	-	19.76	2,833	2.48	1.25	-	1.80	25.49	-	26.18
2018	168	10.53	-	15.66	2,121	1.27	1.25	-	1.80	(15.74)	-	(15.28)
2017	193	12.49	-	18.48	2,928	1.14	1.25	-	1.80	25.61	-	26.30

	T. Rowe Price Mid-Cap Growth
2021	119	63.94	-	106.40	9,407	—	1.25	-	1.80	12.80	-	13.42
2020	134	56.68	-	93.80	9,288	—	1.25	-	1.80	21.60	-	22.27
2019	144	46.62	-	76.72	8,229	0.13	1.25	-	1.80	28.95	-	29.66
2018	172	36.15	-	59.17	7,624	—	1.25	-	1.80	(3.79)	-	(3.25)
2017	209	37.57	-	61.16	9,553	—	1.25	-	1.80	22.56	-	23.23

	VanEck VIP Emerging Markets Initial Class Shares
2021	32	27.41	-	33.48	1,013	0.89	1.35	-	2.45	(14.02)	-	(13.06)
2020	33	31.87	-	38.51	1,228	2.02	1.35	-	2.45	14.39	-	15.67
2019	42	27.86	-	33.29	1,356	0.46	1.35	-	2.45	27.42	-	28.83
2018	45	21.87	-	25.84	1,116	0.31	1.35	-	2.45	(25.36)	-	(24.52)
2017	51	29.30	-	34.23	1,698	0.47	1.35	-	2.45	47.37	-	49.00

	VanEck VIP Global Resources Initial Class Shares
2021	46	20.66	-	24.56	1,061	0.42	1.35	-	2.30	16.20	-	17.32
2020	50	17.78	-	20.94	992	0.96	1.35	-	2.30	16.39	-	17.51
2019	52	15.28	-	17.82	887	—	1.35	-	2.30	9.31	-	10.36
2018	68	13.98	-	16.14	1,051	—	1.35	-	2.30	(29.93)	-	(29.25)
2017	77	19.95	-	22.82	1,687	—	1.35	-	2.30	(3.94)	-	(3.02)

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense			Total
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Ratio**			Return***

	Allspring VT Discovery Class 2
2021	55	$59.33	-	$65.05	$3,410	—%	1.25	-	1.80%	(6.74)	-	(6.22)%
2020	65	63.61	-	69.36	4,278	—	1.25	-	1.80	59.75	-	60.63
2019	73	39.82	-	43.18	3,037	—	1.25	-	1.80	36.54	-	37.29
2018	84	29.16	-	31.45	2,540	—	1.25	-	1.80	(8.73)	-	(8.22)
2017	96	31.95	-	34.27	3,167	—	1.25	-	1.80	26.83	-	27.53

	Allspring VT Opportunity Class 2
2021	94	41.08	-	45.04	4,042	0.04	1.25	-	1.80	22.55	-	23.23
2020	109	33.52	-	36.55	3,820	0.44	1.25	-	1.80	18.85	-	19.50
2019	127	28.21	-	30.59	3,728	0.28	1.25	-	1.80	29.12	-	29.83
2018	141	21.85	-	23.56	3,197	0.19	1.25	-	1.80	(8.81)	-	(8.31)
2017	168	23.96	-	25.69	4,170	0.67	1.25	-	1.80	18.30	-	18.95